UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 91.1%
Aerospace & Defense 2.2%
Goodrich Corp.	318,340	$12,899,137

Airlines 2.0%
Southwest Airlines Co.	687,370	11,451,584

Application Software 3.7%
Cognos, Inc. (Canada) (a)	587,460	21,442,290

Asset Management & Custody Banks 4.0%
Amvescap PLC - ADR (United Kingdom)	548,600	12,025,312
Northern Trust Corp.	187,950	10,981,918
		23,007,230

Biotechnology 2.8%
Applera Corp.	499,110	16,525,532

Computer Hardware 3.3%
Diebold, Inc.	441,420	19,215,013

Food Retail 1.0%
Safeway, Inc.	201,840	6,125,844

Health Care Equipment 2.7%
Beckman Coulter, Inc.	271,020	15,599,911

Health Care Facilities 3.1%
HEALTHSOUTH Corp. (a)	2,040,950	10,123,112
Tenet Healthcare Corp. (a)	994,860	8,098,160
		18,221,272

Tools & Hardware 2.2%
Snap-On, Inc.	285,160	12,703,878

Housewares & Specialties 2.2%
Newell Rubbermaid, Inc.	447,620	12,676,598

Human Resource & Employment Services 0.7%
Manpower, Inc.	62,340	3,819,572

Independent Power Producers & Energy Traders 2.1%
Constellation Energy Group, Inc.	203,483	12,046,194

Industrial Conglomerates 0.8%
McDermott Intl, Inc. (Panama) (a)	107,150	4,478,870

Insurance Brokers 2.8%
Marsh & McLennan Cos., Inc.	572,840	16,125,446

Integrated Oil & Gas 1.8%
Hess Corp.	251,760	10,427,899

Integrated Telecommunication Services 2.4%
CenturyTel, Inc.	352,470	13,982,485

Internet Retail 0.6%
Amazon.com, Inc. (a)	101,560	3,262,107

Investment Banking & Brokerage 5.5%
A.G. Edwards, Inc.	188,520	10,044,346
Charles Schwab Corp.	638,370	11,426,823
Lazard, Ltd., Class A (Bermuda)	261,540	10,456,369
		31,927,538

Life & Health Insurance 1.4%
Conseco, Inc. (a)	391,900	8,225,981

Mortgage REIT’s 2.6%
KKR Financial Corp.	620,380	15,224,125

Multi-Utilities 2.2%
Wisconsin Energy Corp.	296,410	12,787,127

Oil & Gas Equipment & Services 1.0%
Cameron Intl Corp. (a)	122,110	5,899,134

Packaged Foods & Meats 5.2%
ConAgra Foods, Inc.	744,770	18,231,970
Tyson Foods, Inc., Class A	763,990	12,132,161
		30,364,131

Paper Packaging 2.6%
Sealed Air Corp.	280,430	15,176,872

Personal Products 1.4%
Avon Products, Inc.	273,400	8,382,444

Pharmaceuticals 3.4%
Kos Pharmaceuticals, Inc. (a)	167,950	8,300,089

Watson Pharmaceuticals, Inc. (a)	428,860	11,223,266
		19,523,355

Property & Casualty Insurance 6.7%
ACE, Ltd. (Cayman Islands)	292,540	16,010,714
Allied World Assurance Holdings, Ltd. (Bermuda) (a)	369,130	14,912,852
Aspen Insurance Holdings Ltd. (Bermuda)	146,000	3,771,180
Security Capital Assurance Ltd. (Bermuda) (a)	183,870	4,403,687
		39,098,433

Restaurants 0.5%
OSI Restaurant Partners, Inc.	89,740	2,845,655

Semiconductors 2.2%
Linear Technology Corp.	405,920	12,632,230

Specialty Chemicals 9.0%
Albemarle Corp.	253,920	13,795,474
International Flavors & Fragrances, Inc. (b)	661,170	26,142,662
Nalco Holding Co. (a)	672,290	12,450,811
		52,388,947

Specialty Stores 2.2%
Office Depot, Inc. (a)	322,580	12,806,426

Thrifts & Mortgage Finance 2.5%
Hudson City Bancorp, Inc.	1,096,120	14,523,590

Tobacco 2.3%
UST, Inc.	242,150	13,277,085

Tools & Hardware 2.2%
Snap-On, Inc.	285,160	12,703,878

Total Common Stocks 91.1%		529,093,935

Investment Company 0.9%
streetTRACKS Gold Trust (a)		5,119,178

Total Long-Term Investments 92.0% (Cost $470,059,876)		534,213,113

Repurchase Agreement 7.8%
State Street Bank & Trust Co. ($45,133,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $45,152,370) (Cost $45,133,000)		45,133,000

Total Investments 99.8% (Cost $515,192,876)		579,346,113

Other Assets in Excess of Liabilities 0.2%	1,424,679

Net Assets 100.0%	$580,770,792

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
(b)		All or a portion of this security has been physically segregated in connection with open futures contracts.
ADR	-	American Depositary Receipt

See Notes to Financial Statements

Van Kampen Emerging Markets Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.9%
Austria 0.9%
Raiffeisen International Bank-Holding AG	41,255	$4,394,328

Bermuda 2.4%
Central European Media Enterprises Ltd., Class A (a)	68,600	4,599,630
Credicorp Ltd.	58,320	2,448,274
GOME Electrical Appliances Holdings Ltd.	3,120,000	2,490,986
Grande Holdings Ltd.	422,000	169,003
Moulin International Holdings (a) (b) (c)	468,000	0
TPV Technology Ltd.	1,847,000	1,754,385
Victory City International Holdings	1,053,000	341,960
		11,804,238

Brazil 8.4%
Banco Itau SA - ADR	156,107	4,683,210
Companhia Vale do Rio Doce - ADR	404,322	7,484,000
Companhia Vale do Rio Doce - ADR	9,800	211,288
CPFL Energia SA	52,885	676,173
CPFL Energia SA - ADR	15,740	604,888
Empresa Brasileira de Aeronautica SA	2	20
Gerdau SA - ADR	119,439	1,618,398
Lojas Arapua SA - GDR (a) (b) (c) (d)	24,635	0
Natura Cosmeticos SA	152,200	1,868,288
Petroleo Brasileiro SA - ADR	118,029	8,833,290
Petroleo Brasileiro SA - ADR	40,593	3,402,911
TAM SA - ADR (a)	125,760	4,011,744
Tractebel Energia SA	204,200	1,652,909
Uniao de Bancos Brasileiros SA - ADR	81,680	6,044,320
Votorantim Celulose e Papel SA - ADR	22,370	378,948
		41,470,387

Cayman Islands 0.2%
Global Bio-chem Technology Group Co., Ltd.	3,884,000	1,086,831

Chile 0.6%
Enersis SA - ADR	234,600	3,096,720

China 4.7%
Air China Ltd., Class H	5,348,000	2,306,519
Bank of China Ltd., Class H (a)	3,548,000	1,525,649
China Construction Bank, Class H	6,736,000	2,913,790
China Life Insurance Co., Ltd., Class H	1,802,000	3,525,056
China Merchants Bank Co., Ltd., Class H (a)	172,700	243,400
China Petroleum & Chemical Corp., Class H	4,716,000	2,917,744
China Shipping Development Co., Ltd., Class H	986,000	940,355
PetroChina Co., Ltd., Class H	3,398,000	3,650,692

PICC Property & Casualty Co., Ltd., Class H (a)	5,444,000	1,991,541
Ping An Insurance Co. of China Ltd., Class H	868,000	3,119,637
		23,134,383

Columbia 0.6%
BanColombia SA - ADR	93,560	2,675,816
Valorem SA (a)	1	0
		2,675,816

Czech Republic 1.9%
CEZ AS	148,000	5,231,791
Komercni Banka AS	26,100	3,882,310
		9,114,101

Hong Kong 2.2%
China Mobile Hong Kong Ltd.	1,057,000	7,489,285
China Resources Power Holdings Co., Ltd.	1,847,000	1,953,532
Shenzhen Investment Ltd.	4,424,000	1,555,937
		10,998,754

Hungary 0.7%
Gedeon Richter Rt.	16,048	3,314,342

India 7.1%
ABB Ltd.	34,000	2,163,636
Bharat Heavy Electricals Ltd.	113,038	5,904,313
Bharti Airtel Ltd. (a)	150,000	1,619,510
Cipla Ltd.	253,500	1,448,966
Container Corp. of India Ltd.	38,000	1,397,415
Glenmark Pharmaceuticals Ltd.	152,175	1,041,782
Gujarat Ambuja Cements Ltd.	360,000	915,972
HCL Technologies Ltd.	123,500	1,479,580
HDFC Bank Ltd.	86,000	1,732,827
Hindustan Lever Ltd.	477,490	2,673,632
Hotel Leelaventure Ltd.	16,800	24,491
Housing Development Finance Corp., Ltd.	52,400	1,749,310
ICICI Bank Ltd. - ADR	36,900	1,133,199
Infosys Technologies Ltd.	74,444	2,998,266
ITC Ltd.	212,000	866,465
ITC Ltd. - GDR (a)	133,500	532,665
Mahindra & Mahindra Ltd.	138,000	2,043,632
Punjab National Bank Ltd.	131,000	1,576,336
Siemens India Ltd.	72,500	1,694,771
UTI Bank Ltd.	202,000	1,667,902
		34,664,670

Indonesia 3.3%
PT Astra International Tbk	1,494,300	2,016,698
PT Bank Central Asia Tbk	3,501,500	1,831,408
PT Bank Mandiri	5,601,000	1,411,634
PT Bank Rakyat Indonesia	3,135,000	1,665,203
PT Perusahann Gas Negara	1,046,000	1,366,320
PT Telekomunikasi Indonesia	6,890,000	6,311,165
PT United Tractors Tbk	2,137,000	1,401,501
		16,003,929

Israel 0.0%
Elbit Systems Ltd.	1	30

Luxemburg 0.2%
Tenaris SA - ADR	27,300	965,874

Malaysia 0.2%
Bandar Raya Developments Bhd	743,200	209,579
Tenaga Nasional Bhd	340,125	894,580
		1,104,159

Mexico 10.7%
America Movil SA de CV, Ser L - ADR	433,727	17,075,832
Corporacion GEO SA de CV, Ser B (a)	556,300	2,340,265
Grupo Financiero Banorte SA de CV	1,062,700	3,326,133
Grupo Televisa SA - ADR	618,240	13,143,782
Wal-Mart de Mexico SA de CV, Ser V	4,305,595	14,647,012
Wal-Mart de Mexico SA de CV, Ser V - ADR	57,898	1,968,758
		52,501,782

Morocco 0.9%
Banque Marocaine du Commerce Exterieur	18,560	2,297,609
ONA SA	12,661	1,930,163
		4,227,772

Netherlands 0.3%
Efes Breweries International - GDR (a)	43,104	1,406,484

Pakistan 1.0%
Fauji Fertilizer Co., Ltd.	335,300	647,896
Hub Power Co., Ltd.	1,040,900	446,960
National Bank of Pakistan	271,200	1,134,292
Oil & Gas Development Co., Ltd.	462,400	976,348
Pakistan Petroleum Ltd.	169,700	658,621
Pakistan State Oil Co., Ltd.	89,300	460,216
Pakistan Telecommunication Co., Ltd.	1,147,100	779,573
		5,103,906

Philippines 0.4%
Ayala Corp.	92,200	872,584
Philippine Long Distance Telephone Co.	21,060	952,505
		1,825,089

Poland 3.3%
Bank Millennium SA	950,621	1,942,738
Bank Pekao SA	75,017	4,673,516
Polski Koncern Naftowy Orlen SA	81,773	1,279,478
Powszechna Kasa Oszczednosci Bank Polski SA	325,004	3,789,024
TVN SA (a)	131,799	4,440,086
		16,124,842

Republic of Korea (South Korea) 10.7%
Amorepacific Corp. (a)	3,409	1,585,162
CDNetworks Co., Ltd. (a)	15,920	552,678
Cheil Communications, Inc.	4,100	918,573
Cheil Industries, Inc.	42,010	1,822,468
Doosan Heavy Industries & Construction Co., Ltd.	18,830	783,049
Doosan Infracore Co., Ltd.	47,530	941,810

GS Holdings Corp.	38,170	1,335,194
Hite Brewery Co., Ltd.	14,042	1,736,237
Hynix Semiconductor, Inc. (a)	34,410	1,356,399
Hyundai Heavy Industries Co., Ltd.	3,230	447,165
Hyundai Mipo Dockyard Co., Ltd.	13,369	1,667,151
Kookmin Bank	43,030	3,392,378
Korea Zinc Co., Ltd.	18,510	1,672,502
LG Engineering & Construction Corp.	38,420	2,687,877
LGTelecom Ltd. (a)	158,116	1,846,427
NHN Corp.	18,280	1,918,313
ORION Corp.	9,979	2,298,993
Samsung Electronics Co., Ltd.	14,899	10,454,886
Samsung Fire & Marine Insurance Co., Ltd.	19,960	3,069,147
Shinhan Financial Group Co., Ltd.	89,570	4,037,158
Shinsegae Co., Ltd.	2,102	1,088,486
SK Corp.	42,950	2,855,012
SK Telecom Co., Ltd.	11,506	2,450,155
Woongjin Coway Co., Ltd.	73,850	1,802,838
		52,720,058
Russia 11.7%
Gazprom - ADR	243,750	10,554,375
Gazprom - ADR	44,900	1,944,170
LUKOIL - ADR	145,144	10,958,372
MMC Norilsk Nickel - ADR	9,170	1,192,100
NovaTek OAO - GDR	145,046	7,216,039
RAO Unified Energy System - GDR	84,763	6,247,033
Savings Bank of the Russian Federation	850	1,850,875
Savings Bank of the Russian Federation - GDR (a)	43,750	10,106,250
Surgutneftegaz - ADR	45,492	2,952,431
Wimm-Bill-Dann Foods OJSC - ADR	103,000	4,585,560
		57,607,205

South Africa 7.3%
African Bank Investments Ltd.	116,000	329,141
African Oxygen Ltd.	6,400	24,240
Aspen Pharmacare Holdings Ltd.	791,730	3,537,436
Aveng Ltd.	555,010	1,959,592
Gold Fields Ltd.	127,200	2,245,383
Gold Fields Ltd. - ADR	197,702	3,527,004
Group Five Ltd.	348,500	1,566,041
Harmony Gold Mining Co., Ltd. (a)	80,247	1,036,372
Harmony Gold Mining Co., Ltd. - ADR (a)	18,987	245,502
Impala Platinum Holdings Ltd.	13,685	2,257,772
Massmart Holdings Ltd.	83,200	607,917
Murray & Roberts Holdings Ltd.	460,940	1,893,767
Naspers Ltd.	324,540	4,983,468
Pretoria Portland Cement Co., Ltd.	33,200	1,482,859
Reunert Ltd.	263,180	2,302,434
Sasol Ltd.	145,800	4,792,143
Tiger Brands	155,831	2,831,017
		35,622,088

Taiwan-Republic of China 8.0%
Acer, Inc.	955,000	1,618,717
Catcher Technology Co., Ltd.	205,363	1,762,160
Cathay Financial Holding Co., Ltd.	487,232	976,010

Chang Hwa Commercial Bank (a)	3,096,000	1,866,159
Chinatrust Financial Holding Co.	424,200	316,572
Delta Electronics, Inc.	1,901,206	5,457,046
Epistar Corp.	468,190	1,534,817
Eva Airways Corp.	245	98
Everlight Electronics Co., Ltd.	721,140	1,991,455
Far Eastern Textile Ltd.	1,200,600	890,543
High Tech Computer Corp.	127,200	3,366,635
Hon Hai Precision Industry Co., Ltd.	222,402	1,354,000
King Slide Works Co., Ltd.	86,400	449,001
Largan Precision Co., Ltd.	118,480	2,427,055
MediaTek, Inc.	415,800	3,944,745
Powerchip Semiconductor Corp.	1,473,919	941,865
Shin Kong Financial Holdings Co.	1,670,373	1,536,758
Silitech Technology Corp.	1,158	6,245
Taishin Financial Holdings Co., Ltd. (a)	1,321,269	668,669
Taiwan Semiconductor Manufacturing Co., Ltd.	1,801,000	3,248,575
Transcend Information, Inc.	587,911	1,518,737
Tripod Technology Corp.	455,100	1,388,779
Tsann Kuen Enterprise Co.	631,507	568,590
Unimicron Technology Corp.	274,550	339,273
Wistron Corp.	1,070,449	1,214,453
		39,386,957
Thailand 1.2%
Advanced Information Service Public Co., Ltd.	156,700	375,429
Bangkok Bank Public Co., Ltd.	347,000	1,016,105
C.P. 7-Eleven Public Co., Ltd.	4,982,400	795,805
Italian-Thai Development Public Co., Ltd.	1,225,100	184,262
Kasikornbank Public Co., Ltd.	471,900	866,794
Lalin Property Public Co., Ltd.	1,083,500	136,141
PTT Exploration & Production Public Co., Ltd.	219,500	619,380
PTT Public Co., Ltd.	190,700	1,096,531
Siam Commercial Bank Public Co., Ltd.	490,800	783,921
		5,874,368

Turkey 3.3%
Akcansa Cimento AS	235,057	1,117,471
BIM Birlesik Magazalar AS	68,680	2,584,853
Dogan Yayin Holding (a)	847,114	2,640,065
Turkiye Garanti Bankasi AS	1,162,686	3,439,309
Turkiye Is Bankasi	476,490	2,532,680
Turkiye Vakiflar Bankasi TAO, Class D	432,800	1,914,665
Yapi ve Kredi Bankasi AS	1,128,219	1,951,756
		16,180,799

United States 0.7%
CTC Media, Inc. (a)	163,200	3,639,360

Total Common Stocks 92.9%		456,049,272

Preferred Stocks 3.4%
Brazil 2.5%
All America Latina Logistica	257,700	2,003,003
Banco Itau Holding Financiera SA	77,970	2,334,474
Banco Nacional SA (a) (b) (c)	19,271,000	0
Brasil Telecom SA	1,575,376	5,651

Braxil Telecom Participacoes SA	2,000	12
Companhia Vale do Rio Doce	5,458	101,213
Gerdau SA	76,675	1,031,126
Itausa Investimentos Itau SA	534,273	2,199,210
Lojas Americanas SA	42,648,200	1,731,780
Lojas Arapua SA (a) (b) (c)	31,632,300	0
Petroleo Brasileiro SA	105,724	1,973,664
Uniao de Bancos Brasileiros SA	80,260	594,300
		11,974,433

Republic of Korea (South Korea) 0.9%
Hyundai Motor Co.	32,160	1,678,947
Samsung Electronics Co., Ltd.	5,298	2,782,675
		4,461,622

Total Preferred Stocks		16,436,055

Corporate Bond 0.2%
MCSI Holding Ltd. ($1,268,157 par, 5.00% coupon, 04/15/07 maturity) (b) (c)		1,204,749

Investment Company 0.4%
Morgan Stanley Growth Fund (a) (e)	2,195,167	1,928,688

Total Long-Term Investments 96.9% (Cost $365,518,728)		475,618,764

Repurchase Agreement 2.7%

State Street Bank & Trust Co. ($13,429,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $13,434,763) (Cost $13,429,000)		13,429,000

Total Investments 99.6% (Cost $378,947,728)		489,047,764

Foreign Currency 0.2% (Cost $916,299)		918,946

Other Assets in Excess of Liabilities 0.2%		1,006,734

Net Assets 100.0%		$490,973,444

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security as this stock currently does not declare dividends.
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(c)	Security has been deemed illiquid.

(d)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)		The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Forward Foreign Currency Contracts Outstanding as of September 30, 2006:

	In		Unrealized
	Exchange	Current	Appreciation/
	For	Value	Depreciation
Short Contracts:
Brazilian Real,
31,203,114 expiring 12/13/06	US$	$14,137,010	$(61,010)
South African Rand,
106,611,850 expiring 11/14/06	US$	13,632,425	1,944,356
			$1,883,346

Van Kampen Emerging Markets Fund

Portfolio of Investments September 30, 2006 (continued) Unaudited

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$98,068,943	20.0%
Integrated Oil & Gas	48,284,180	9.8
Wireless Telecommunication Services	30,856,639	6.3
Broadcasting & Cable TV	27,166,966	5.5
Semiconductors	25,782,699	5.3
Electric Utilities	18,404,094	3.7
Hypermarkets & Super Centers	18,312,173	3.7
Oil & Gas Exploration & Production	14,262,529	2.9
Electronic Equipment Manufacturers	11,478,987	2.3
Steel	10,446,025	2.1
Packaged Foods & Meats	9,715,570	2.0
Pharmaceuticals	9,342,525	1.9
Life & Health Insurance	9,157,461	1.9
Heavy Electrical Equipment	8,067,949	1.6
Integrated Telecommunication Services	8,048,907	1.6
Construction & Engineering	7,180,822	1.5
Gold	7,054,261	1.4
Industrial Conglomerates	6,433,484	1.3
Airlines	6,318,361	1.3
Computer Hardware	6,199,806	1.3
Oil & Gas Refining & Marketing	5,929,899	1.2
Automobile Manufacturers	5,739,277	1.2
Property & Casualty Insurance	5,060,688	1.0
IT Consulting & Other Services	4,477,845	0.9
Movies & Entertainment	3,639,360	0.7
Railroads	3,609,998	0.7
Computer Storage & Peripherals	3,516,545	0.7
Construction Materials	3,516,302	0.7
Construction & Farm Machinery & Heavy Trucks	3,515,818	0.7
Personal Products	3,453,450	0.7
Food Retail	3,380,658	0.7
Brewers	3,142,720	0.7
Diversified Metals & Mining	2,864,602	0.6
Household Products	2,673,632	0.5
Publishing	2,640,065	0.5
Computer & Electronics Retail	2,490,986	0.5
Homebuilding	2,476,406	0.5
Internet Software & Services	2,470,992	0.5
Photographic Products	2,427,055	0.5
Independent Power Producers & Energy Traders	2,400,491	0.5
Other Diversified Financial Services	2,257,829	0.5
Precious Metals & Minerals	2,257,772	0.5
Apparel, Accessories & Luxury Goods	1,822,468	0.4
Housewares & Specialties	1,802,838	0.4

Thrifts & Mortgage Finance	1,749,310	0.4
General Merchandise Stores	1,731,780	0.4
Real Estate Management & Development	1,555,937	0.3
Tobacco	1,399,130	0.3
Industrial Machinery	1,390,810	0.3
Gas Utilities	1,366,320	0.3
Electronic Manufacturing Services	1,354,000	0.3
Agricultural Products	1,086,831	0.2
Oil & Gas Equipment & Services	965,874	0.2
Marine	940,355	0.2
Advertising	918,573	0.2
Multi-Sector Holdings	872,584	0.2
Fertilizers & Agricultural Chemicals	647,896	0.1
Household Appliances	568,590	0.1
Paper Products	378,948	0.1
Textiles	341,960	0.1
Consumer Electronics	169,003	0.0	*
Hotels, Resorts & Cruise Lines	24,491	0.0	*
Electrical Components & Equipment	6,245	0.0	*
Aerospace & Defense	50	0.0	*
	$475,618,764	96.9%

* Amount is less than 0.1%

Van Kampen Equity Growth Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 100.1%
Air Freight & Logistics 1.8%
C.H. Robinson Worldwide, Inc.	112,780	$5,027,732

Apparel, Accessories & Luxury Goods 1.9%
Coach, Inc. (a)	154,216	5,305,030

Apparel Retail 1.7%
Abercrombie & Fitch Co., Class A	68,801	4,780,293

Biotechnology 1.5%
Genentech, Inc. (a)	53,124	4,393,355

Broadcasting & Cable TV 2.2%
Grupo Televisa SA - ADR (Mexico)	302,400	6,429,024

Casinos & Gaming 1.7%
International Game Technology	115,040	4,774,160

Communications Equipment 4.4%
Corning, Inc. (a)	520,579	12,707,333

Computer Hardware 4.2%
Apple Computer, Inc. (a)	78,479	6,045,237
Dell, Inc. (a)	262,927	6,005,253
		12,050,490

Construction Materials 1.6%
Cemex SA de CV - ADR (Mexico)	147,644	4,441,132

Consumer Finance 4.4%
American Express Co.	226,008	12,674,529

Data Processing & Outsourcing Services 1.5%
First Data Corp.	103,291	4,338,222

Department Stores 4.3%
Sears Holdings Corp. (a)	77,315	12,222,728

Distillers & Vintners 1.7%
Diageo Plc - ADR (United Kingdom)	67,929	4,825,676

Diversified Commercial Services 2.3%
Corporate Executive Board Co.	72,801	6,545,538

Fertilizers & Agricultural Chemicals 5.4%
Monsanto Co.	327,116	15,377,723

Footwear 3.5%
NIKE, Inc., Class B	113,412	9,937,159

Home Entertainment Software 2.0%
Electronic Arts, Inc. (a)	104,717	5,830,643

Hotels, Resorts & Cruise Lines 3.4%
Ctrip.com International Ltd. - ADR (Cayman Islands)	114,888	5,164,216
Marriott International, Inc., Class A	119,976	4,635,873
		9,800,089

Hypermarkets & Super Centers 3.2%
Costco Wholesale Corp.	184,489	9,165,414

Internet Retail 3.1%
Amazon.com, Inc. (a)	274,841	8,827,893

Internet Software & Services 10.5%
Akamai Technologies, Inc. (a)	102,582	5,128,074
eBay, Inc. (a)	311,496	8,834,027
Google, Inc., Class A (a)	28,657	11,517,248
Yahoo!, Inc. (a)	182,096	4,603,387
		30,082,736
Managed Health Care 4.6%
UnitedHealth Group, Inc.	269,442	13,256,546

Motorcycle Manufacturers 1.8%
Harley-Davidson, Inc.	83,355	5,230,526

Multi-line Insurance 2.4%
American International Group, Inc.	101,793	6,744,804

Oil & Gas Exploration & Production 4.0%
Ultra Petroleum Corp. (Canada) (a)	239,707	11,532,304

Other Diversified Financial Services 2.2%
Citigroup, Inc.	123,827	6,150,487

Property & Casualty 2.2%
Berkshire Hathaway, Inc., Class B (a)	1,988	6,309,912

Publishing 1.7%
McGraw-Hill Cos., Inc.	84,221	4,887,345

Real Estate Management & Development 3.4%
Brookfield Asset Management, Inc., Class A (Canada)	216,358	9,593,314

Semiconductors 2.9%
Marvell Technology Group Ltd. (Bermuda) (a)	435,616	8,437,882

Specialized Finance 5.5%
Chicago Mercantile Exchange Holdings, Inc.	10,488	5,015,886
Moody’s Corp.	164,926	10,782,862
		15,798,748

Wireless Telecommunication Services 3.1%
America Movil SA de CV, Series L - ADR (Mexico)	228,540	8,997,620

Total Long-Term Investments 100.1% (Cost $250,086,974)		286,476,387

Repurchase Agreement 1.0%
State Street Bank & Trust Co. ($2,828,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $2,829,214) (Cost $2,828,000)		2,828,000

Total Investments 101.1% (Cost $252,914,974)		289,304,387

Liabilities in Excess of Other Assets (1.1%)		(3,204,838)

Net Assets 100.0%		$286,099,549

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security as this stock currently does not declare dividends.
ADR -	American Depositary Receipt

Van Kampen Global Equity Allocation Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 93.1%
Australia 1.7%
Alumina, Ltd.	16,559	$76,393
Amcor, Ltd.	12,858	71,202
AMP, Ltd.	9,685	64,531
Ansell, Ltd.	1,216	9,598
Australia and New Zealand Banking Group, Ltd.	10,530	210,797
Australian Gas & Light Co., Ltd.	3,387	54,147
BHP Biliton, Ltd.	51,198	977,986
BlueScope Steel, Ltd.	10,461	50,522
Boral, Ltd.	8,518	45,899
Brambles Industries Plc	7,210	68,514
Caltex Australia, Ltd.	7,354	130,994
Coca-Cola Amatil, Ltd.	3,835	19,122
Coles Myer, Ltd.	7,823	83,901
Commonwealth Bank of Australia	8,701	296,682
CSL, Ltd.	628	25,289
CSR, Ltd.	13,819	30,692
Fairfax	7,521	23,654
Foster’s Group, Ltd.	14,867	71,358
Insurance Australia Group, Ltd.	12,377	48,706
Leighton Holdings, Ltd.	1,573	22,673
Lend Lease Corp., Ltd.	3,086	36,846
Macquarie Bank, Ltd.	1,522	78,440
Macquarie Infrastructure Group, Ltd.	17,128	40,850
Mayne Nickless, Ltd.	6,557	16,713
Mayne Pharma, Ltd.	8,774	28,053
National Australia Bank, Ltd.	11,606	317,453
Newcrest Mining, Ltd.	4,743	79,537
OneSteel, Ltd.	8,110	25,386
Orica, Ltd.	5,470	91,605
Origin Energy, Ltd.	52,686	261,910
PaperlinX, Ltd.	6,583	18,889
QBE Insurance Group, Ltd.	5,056	92,322
Rinker Group, Ltd. (a)	13,590	140,788
Rio Tinto, Ltd.	4,441	232,022
Santos, Ltd.	38,691	322,679
Stockland Trust Group	12	66
Suncorp-Metway, Ltd.	4,015	65,653
Sydney Roads Group (a)	5,709	4,723
Tabcorp Holdings, Ltd.	2,955	34,423
Telstra Corp., Ltd.	15,720	43,467
Toll Holdings, Ltd.	2,755	31,603
Transurban Group	4,392	23,895
Wesfarmers, Ltd.	2,736	71,227
Westpac Banking Corp., Ltd.	12,305	208,271
Woodside Petroleum, Ltd.	21,166	619,169
Woolworths, Ltd.	7,538	113,816
		5,382,466

Austria 0.5%
Andritz, AG	210	32,035
Bank of Austria Creditanstalt, AG	607	81,204
Boehler-Udderholm, AG	1,056	59,401
Erste Bank Der Oester Spark, AG	5,538	344,803
Flughafen Wein, AG	315	26,087
IMMOFINANZ Immobilien Anlagen (a)	10,188	122,730
Mayr-Melnhof Karton, AG	128	21,982
Oesterreichish Elektrizitaets, AG, Class A	2,290	110,781
OMV, AG	4,892	253,467
Raiffeisen International Bank-Holding, AG	815	86,811
Telekom Austria, AG	9,638	243,207
Voestalpine, AG	2,052	84,748
Wiener Stadtische	670	42,055
Wienerberger Baustoffindustrie, AG	1,739	82,119
		1,591,430

Belgium 0.6%
AGFA-Gevaert, NV	970	23,001
Bekaert, SA	82	8,074
Belgacom, SA	1,334	51,999
Dexia	10,623	275,202
Fortis, AG	27,688	1,123,864
KBC Bankverzekerin Holdings	1,460	153,755
Solvay, SA	731	94,548
UCB, SA	1,480	94,117
Umicore	263	38,919
		1,863,479

Bermuda 0.6%
Accenture, Ltd., Class A	4,100	130,011
Cheung Kong Infrastructure	10,000	30,485
Esprit Holdings, Ltd.	29,500	267,523

Everest Re Group, Ltd.	700	68,271
Ingersoll-Rand Co., Ltd., Class A	6,600	250,668
Johnson Electric Holdings, Ltd.	47,500	41,521
Kerry Properties, Ltd.	11,041	40,107
Li & Fung, Ltd.	53,900	133,113
Marvell Technology Group, Ltd. (a)	4,200	81,354
Nabors Industries, Ltd. (a)	2,300	68,425
Shangri-La Asia, Ltd.	31,004	68,450
Tyco International, Ltd.	22,800	638,172
Weatherford International, Ltd. (a)	2,654	110,725
Yue Yuen Industrial Holding	11,000	33,887
		1,962,712

Brazil 0.3%
Ambev Cia De Bebid Companhia de Bebidas das Americas (a)	176,049	71,090
Arcelor Brasil SA	3,979	70,273
Companhia Brasileira de Distribuicao - ADR	650	16,906
Empresa Brasileira de Aeronautica, SA (a)	18,443	180,672
Sider Nacional Cia	4,861	138,611
Souza Cruz (Cia) Npv (a)	4,500	69,540
Uniao de Bancos Brasileiros SA - ADR	4,100	303,400
		850,492

Canada 3.7%
Abitibi-Consolidated, Inc.	7,750	19,206
Agrium, Inc.	3,250	87,810
Alcan, Inc.	5,545	221,006
ATI Technologies, Inc. (a)	1,400	29,935
Bank of Montreal	6,600	399,159
Bank of Nova Scotia	12,400	532,942
Barrick Gold Corp.	10,685	328,174
BCE, Inc.	5,764	156,354
Biovail Corp.	2,900	44,106
Bombardier, Inc., Class B (a)	18,300	57,139
Brookfield Asset Management Inc., Class A	4,200	185,698
CAE, Inc.	2,500	21,315
Cameco Corp.	5,200	189,484
Canadian Imperial Bank of Commerce	5,100	384,411
Canadian Natural Resources, Ltd.	11,500	524,098
Canadian Pacific Railway, Ltd.	3,150	156,577
Canadian Tire Corp., Class A	1,400	87,889
Celestica, Inc. (a)	3,700	39,656
Cognos, Inc. (a)	700	25,426
Domtar, Inc. (a)	8,300	48,712
Enbridge, Inc.	5,500	177,486
EnCana Corp.	24,932	1,160,110
Fairfax Financial Holdings, Ltd.	100	12,975
Four Seasons Hotels, Inc.	500	31,939
George Weston, Ltd.	2,300	145,932
Glamis Gold, Ltd. (a)	1,200	47,173
Goldcorp, Inc.	1,600	37,733
Husky Energy, Inc.	4,400	283,269
IGM Financial, Inc.	675	28,413
Imperial Oil, Ltd.	13,200	442,500
Inco, Ltd.	5,150	392,603
Kinross Gold Corp. (a)	2,800	35,045
Magna International, Inc., Class A	2,100	152,463
Manulife Financial Corp.	6,444	207,883
Manulife Financial Corp.	11,512	370,773
MDS, Inc., Class B	6,200	106,222
Meridian Gold, Inc. (a)	900	22,304
Methanex Corp. (a)	600	14,542
MI Developments, Inc., Class A	1,150	41,771
National Bank of Canada	1,600	87,318
Nexen, Inc.	7,600	406,263
Nortel Networks Corp. (a)	59,664	136,116
Nova Chemicals Corp.	500	15,321
Novelis, Inc.	1,329	34,029
Petro-Canada	10,600	426,845
Potash Corp. of Saskatchewan, Inc.	2,600	269,874
Power Corp. of Canada	7,800	222,119
Rogers Communication, Inc., Class B	4,900	268,289
Royal Bank of Canada	15,200	673,274
Shell Canada, Ltd.	4,700	131,823
Sun Life Financial, Inc.	3,789	155,424
Suncor Energy, Inc.	10,700	767,643
Talisman Energy, Inc.	33,600	548,301
Teck Cominco, Ltd.	3,893	243,802
Thomson Corp.	4,000	161,038
TransAlta Corp.	2,500	53,053
TransCanada Corp.	5,644	177,487
		12,028,252

Cayman Islands 0.3%
ACE, Ltd.	1,100	60,203
ASM Pacific Technology, Ltd.	1,000	5,211
China Mengniu Dairy Co., Ltd.	31,000	52,047
GlobalSantaFe Corp.	3,598	179,864

Hutchison Telecommunications International, Ltd. (a)	40,000	70,238
Noble Corp.	200	12,836
Seagate Technology (a)	2,900	66,961

Transocean, Inc. (a)	7,300	534,579
XL Capital, Ltd.	1,800	123,660
		1,105,599

China 0.8%
Air China, Ltd., Class H	76,000	32,778
Aluminum Corp. of China, Ltd., Class H	76,000	48,289
Angang New Steel Co., Ltd., Class H	36,000	28,604
Bank of Communications, Ltd., Class H	174,000	122,616
Beijing Capital International Airport Co., Ltd., Class H	48,000	31,484
China Construction Bank, Class H	657,000	284,198
China COSCO Holdings Co., Ltd., Class H	49,500	22,746
China Life Insurance Co., Ltd., Class H	202,000	395,151
China Petroleum & Chemical Corp., Class H	500,000	309,345
China Shipping Container Lines Co., Ltd., Class H	67,000	16,082
China Shipping Development Co., Ltd., Class H	54,000	51,500
China Telecom Corp., Ltd., Class H	406,000	146,961
Datang International Power Generation Co., Ltd., Class H	62,000	46,556
Guangshen Railway Co., Ltd., Class H	62,000	26,262
Huaneng Power International, Inc., Class H	114,000	82,091
Jiangsu Expressway Co., Ltd., Class H	52,000	30,036
Jiangxi Copper Co., Ltd., Class H	42,000	40,002
Maanshan Iron & Steel Co., Ltd., Class H	58,000	20,399
PetroChina Co., Ltd., Class H	472,000	507,100
PICC Property & Casualty Co., Ltd., Class H (a)	74,000	27,071
Ping An Insurance Co. of China, Ltd., Class H	35,000	125,792
Sinopec Shanghai Petrochemical Co., Ltd., Class H	92,000	45,819
Yanzhou Coal Mining Co., Ltd., Class H	66,000	45,239
Zhejiang Expressway Co., Ltd., Class H	64,000	42,554
		2,528,675

Denmark 0.2%
Danske Bank A/S	9,451	371,701
DSV A/S	200	34,967
GN Store Nord A/S (GN Great Nordic)	4,500	68,879
Novo-Nordisk A/S	2,750	204,384
Novozymes A/S	581	44,317
Vestas Wind Systems A/S (a)	2,300	61,413
		785,661

Finland 0.8%
Cargotec Corp.	635	26,870
Fortum Oyj	6,597	175,756
Kesko Oyj	5,585	234,841
Kone Oyj, Class B	1,270	61,599
Metso Oyj	3,523	129,642
Neste Oil Oyj	1,799	52,286
Nokia Oyj	67,370	1,337,811
Outokumpu Oyj	4,356	111,191
Rautaruukki Oyj	507	14,562
Sampo Oyj, Class A	8,129	169,463
Stora Enso Oyj	6,653	100,899
TietoEnator Oyj	3,582	105,287
UPM-Kymmene Oyj	5,849	138,991
Uponor Oyj	484	13,122
Wartsila Oyj	782	31,732
		2,704,052

France 2.2%
Accor, SA	1,899	129,432
Air Liquide	875	178,526
Alcatel, SA	8,892	108,583
Alstom (a)	700	63,333
Arkema (a)	355	16,750
Atos Origin (a)	43	2,370
Axa	13,630	502,605
BNP Paribas, SA	11,699	1,258,743
Bouygues, SA	1,724	92,211
Business Objects, SA (a)	289	9,781
Cap Gemini, SA	1,292	68,531
Carrefour, SA	1,380	87,198
Casino Guichard	172	13,861
CNP Assurances	519	50,346
Compagnie de Saint-Gobain	1,966	142,599
Credit Agricole, SA	4,692	206,097
Dassault Systemes, SA	262	14,741
Essilor International, SA	309	31,640
France Telecom, SA	9,220	211,615
Gecina, SA	370	49,358
Hermes International	234	21,631
Imerys, SA	308	25,777
Klepierre	334	50,019
Lafarge, SA	1,263	163,038
Lagardere SCA	722	52,094
LVMH Moet-Hennessy Louis Vuitton	1,209	124,562
Michelin (C.G.D.E.)	563	41,264
Neopost, SA	219	26,132
Peugeot, SA	626	35,300
PPR, SA	336	49,807
Publicis Groupe	745	29,342
Renault, SA	631	72,373
Safran, SA	630	12,734

Sanofi-Aventis, SA	6,300	560,808
Schneider Electric, SA	1,391	155,131
Societe BIC, SA	411	25,558
Societe Generale	4,528	720,588
Societe Television Francaise	915	29,227
Sodexho Alliance, SA	1,107	61,343
Suez, SA	764	10
Suez, SA	4,575	201,190
Suez, SA (a)	602	26,443
Thales, SA	813	36,072
Thomson, SA	1,376	21,619
Total, SA, Class B	14,228	933,664
Unibail	489	102,747
Valeo, SA	574	20,475
Veolia Environnement	408	24,632
Vinci, SA	926	103,096
Vivendi Universal, SA	4,327	155,991
Zodiac, SA	135	8,008
		7,128,995

Germany 4.9%
Adidas-Salomon, AG	4,304	202,480
Allianz, AG	8,195	1,418,256
Altana, AG	1,503	83,020
BASF, AG	11,304	905,195
Bayer, AG	13,812	704,076
Beiersdorf, AG	1,050	55,881
Celesio, AG	1,700	88,620
Commerzbank, AG	12,447	419,050
Continental, AG	2,753	319,212
DaimlerChrysler, AG	17,174	858,251
Deutsche Bank, AG	10,398	1,254,703
Deutsche Boerse, AG	2,130	320,332
Deutsche Lufthansa, AG	4,808	101,877
Deutsche Post, AG	15,143	397,483
Deutsche Postbank, AG	1,088	82,571
Deutsche Telekom, AG	60,221	957,596
E.On, AG	13,072	1,549,521
Fresenius Medical Care, AG & Co.	1,350	175,364
Heidelberger Druckmaschinen, AG	1,100	45,347
Hochtief, AG	1,151	72,057
Hypo Real Estate Holding, AG	2,841	177,245
Infineon Technologies, AG (a)	13,538	160,510
KarstadtQuelle, AG (a)	1,700	40,419
Linde, AG	1,636	154,117
MAN, AG	3,303	279,532
Merck	1,045	110,806
Metro, AG	3,050	178,256
Muenchener Rueckversicherungs	4,142	655,010
Puma, AG	257	87,664
RWE, AG	8,720	804,426
SAP, AG	4,686	929,342
Siemens, AG	16,987	1,481,978
Suedzucker, AG	1,569	38,757
ThyssenKrupp, AG	7,684	258,890
TUI, AG	4,827	99,648
Volkswagen, AG	3,298	280,949
		15,748,441

Greece 0.1%
Alpha Bank A.E.	2,108	56,241
EFG Eurobank Ergasias, SA	600	18,382
National Bank of Greece, SA	3,880	166,986
OPAP, SA	2,900	97,450
Titan Cement Co., SA	600	28,440
		367,499

Hong Kong 2.1%
Bank of East Asia	43,356	197,005
BOC Hong Kong Holdings, Ltd.	112,000	251,871
Cathay Pacific Airways, Ltd.	31,000	63,666
Cheung Kong Holdings, Ltd.	48,000	515,387
China COSCO Holdings Co., Ltd.	36,000	71,994
China Merchants Holdings International Co., Ltd.	36,570	107,495
China Mobile Hong Kong, Ltd.	146,500	1,038,014
China Overseas Land & Investment, Ltd.	110,000	84,858
China Overseas Land & Investment, Ltd. (warrants) (a)	13,750	2,965
China Resources Enterprise, Ltd.	34,000	73,319
China Resources Power Holdings Co., Ltd.	36,000	38,076
China Travel International Investment Hong Kong, Ltd.	74,000	16,338
Citic Pacific, Ltd.	36,000	110,902
CLP Holdings, Ltd.	54,900	332,966
CNOOC, Ltd.	375,000	311,431
Denway Motors, Ltd.	152,000	55,215
Guangdong Investment, Ltd.	70,000	28,303
Hang Lung Properties, Ltd.	58,000	123,733
Hang Seng Bank, Ltd.	20,900	264,112
Henderson Land Development Co., Ltd.	24,000	134,931
Hong Kong & China Gas Co., Ltd.	120,210	282,061
Hong Kong Electric Holdings, Ltd.	42,500	198,571
Hong Kong Exchanges & Clearing, Ltd.	31,000	226,611
Hopewell Holdings	19,000	53,898

Hutchison Whampoa, Ltd.	65,000	573,604
Hysan Development Co., Ltd.	19,878	50,980
Lenovo Group, Ltd.	104,000	40,849
Link REIT	50,000	104,099
MTR Corp., Ltd.	43,379	108,912
New World Development Co., Ltd.	71,295	123,177
Pacific Century CyberWorks, Ltd.	111,400	67,921
Shanghai Industrial Holdings, Ltd.	16,000	30,190
Sino Land Co., Ltd.	22,205	39,390
Sun Hung Kai Properties, Ltd.	42,000	457,972
Swire Pacific, Ltd., Class A	29,000	302,818
Techtronic Industries Co.	27,000	39,717
Television Broadcasts, Ltd.	8,000	43,129
Wharf Holdings, Ltd.	38,000	130,721
		6,697,201

Hungary 0.1%
Gedeon Richter Rt.	300	61,958
Magyar Olaj-es Gazipari Rt.	1,300	118,534
Magyar Telekom Rt.	8,800	35,411
OTP Bank Rt.	4,700	148,242
		364,145

India 0.6%
Asea Brown Boveri India, Ltd.	242	15,400
Associated Cement Co., Ltd.	484	10,470
Bajaj Auto, Ltd.	493	32,166
Bharat Forge, Ltd.	1,579	12,328
Bharat Heavy Electricals, Ltd.	1,065	55,628
Cipla, Ltd.	2,922	16,702
Dr. Reddy’s Laboratories, Ltd.	1,616	25,736
Gail India, Ltd.	4,122	23,619
Glaxosmithkline Pharmaceuticals, Ltd.	290	7,783
Glenmark Pharmaceuticals, Ltd.	968	6,627
Grasim Industries, Ltd. (a)	581	31,940
Gujarat Ambuja Cements, Ltd.	8,126	20,676
HDFC Bank, Ltd.	3,043	61,314
Hero Honda Motors, Ltd. (a)	1,298	21,901
Hindalco Industries, Ltd.	8,714	32,532
Hindustan Lever, Ltd.	13,070	73,183
Housing Development Finance Corp., Ltd.	2,834	94,610
ICICI Bank, Ltd.	9,949	151,558
I-Flex Solutions, Ltd.	290	9,074
Indian Hotels Co., Ltd.	462	13,931
Infosys Technologies, Ltd.	6,196	249,547
ITC, Ltd.	17,683	72,272
Larsen & Toubro, Ltd.	1,650	45,717
Mahanagar Telephone Nigam, Ltd.	3,070	10,478
Mahindra & Mahindra, Ltd.	1,658	24,553
Maruti Udyog, Ltd.	1,126	24,060
Oil & Natural Gas Corp., Ltd.	2,548	64,905
Ranbaxy Laboratories, Ltd.	2,359	22,573
Reliance Communications, Ltd. (a)	10,929	82,482
Reliance Energy, Ltd.	984	10,384
Reliance Industries, Ltd.	10,209	260,477
Satyam Computer Services, Ltd.	3,721	66,310
State Bank of India	387	10,359
Sun Pharmaceuticals Industries, Ltd.	753	15,271
Tata Consultancy Services, Ltd.	2,066	45,978
Tata Motors, Ltd.	3,056	57,340
Tata Steel, Ltd.	2,158	25,170
UTI Bank, Ltd.	1,810	14,945
Wipro, Ltd.	3,213	36,723
Zee Telefilms, Ltd. (a)	3,284	21,881
		1,878,603

Indonesia 0.2%
Aneka Tambang Tbk	11,000	6,558
Astra International Tbk	45,500	61,406
Bank Central Asia Tbk	119,500	62,503
Bank Danamon Indonesia Tbk	32,500	18,672
Bank Mandiri	123,000	31,000
Bank Rakyat Indonesia	104,500	55,507
Bumi Resources Tbk	334,500	26,833
Gudang Garam Tbk	11,000	12,341
Indocement Tunggal Prakarsa Tbk	19,500	10,411
Indofood Sukses Makmur Tbk	92,500	12,534
Indosat Tbk	43,500	24,285
International Nickel Indonesia Tbk	4,000	9,973
Kalbe Farma Tbk	97,000	13,880
Perusahaan Gas Negara	34,000	44,412
Semen Gresik (Persero) Tbk	2,500	7,344
Telekomunikasi Indonesia	185,500	169,916
Unilever Indonesia Tbk	27,000	13,463
United Tractors Tbk	26,500	17,379
		598,417

Ireland 0.1%
Allied Irish Banks Plc	1,600	42,546
Depfa Bank Plc	6,775	125,086
		167,632

Italy 0.3%
Banche Popolari Unite, SCPA	2,256	60,705
Banca Intesa S.p.A	22,289	146,688
Capitalia S.p.A	3,485	28,857
Mediobanca S.p.A	561	12,236
Meinl European Land, Ltd. (a)	3,344	72,849
SanPaolo IMI S.p.A	5,006	105,692
UniCredito Italiano S.p.A.	61,291	508,678
		935,705

Japan 15.5%
77th Bank, Ltd.	5,000	34,667
Acom Co., Ltd.	353	15,061
Advantest Corp.	4,300	213,316
Aeon Co., Ltd.	7,806	191,309
Aeon Credit Service Co., Ltd.	500	11,958
Aiful Corp.	350	13,541
Ajinomoto Co., Inc.	12,800	137,834
Alps Electric Co., Ltd.	3,072	32,092
Amada Co., Ltd.	5,527	55,492
Asahi Breweries, Ltd.	8,100	118,080
Asahi Glass Co., Ltd.	23,600	291,092
Asahi Kasei Corp.	23,900	152,960
Asatsu-DK, Inc.	900	27,352
Bank of Fukuoka, Ltd.	11,000	80,736
Bank of Kyoto, Ltd.	6,000	60,648
Bank of Yokohama, Ltd.	34,000	267,683
Benesse Corp.	904	33,443
Bridgestone Corp.	17,964	362,702
Canon, Inc.	22,506	1,173,646
Casio Computer Co., Ltd.	6,800	137,007
Central Glass Co.	2,000	11,073
Central Japan Railway Co.	31	330,667
Chiba Bank, Ltd.	13,000	115,886
Chiyoda Corp.	5,000	97,778
Chubu Electric Power Co., Inc.	9,352	243,053
Chugai Pharmaceutical Co., Ltd.	6,158	132,413
Citizen Watch Co., Ltd.	7,500	61,714
Coca-Cola West Japan Co., Ltd.	500	9,989
COMSYS Holdings Corp.	4,000	43,886
Credit Saison Co., Ltd.	852	35,919
CSK Corp.	1,500	62,730
Dai Nippon Printing Co., Ltd.	8,300	128,092
Daicel Chemical Industries, Ltd.	3,000	20,800
Daiichi Sankyo Co., Ltd.	15,900	450,921
Daikin Industries, Ltd.	3,400	100,741
Daimaru, Inc.	6,500	80,284
Dainippon Ink & Chemicals	14,000	50,963
DAITO Trust Construction Co.	3,303	179,236
Daiwa House Industry Co., Ltd.	15,800	273,532
Daiwa Securities Co., Ltd.	63,500	740,766
Denki Kagaku Kogyo KK	9,031	35,015
Denso Corp.	12,700	446,180
Dowa Mining Co., Ltd.	11,000	94,891
East Japan Railway Co.	74	517,452
Ebara Corp.	5,800	21,015
Eisai Co., Ltd.	6,450	311,784
FamilyMart Co., Ltd.	1,303	35,629
Fanuc, Ltd.	3,500	273,185
Fast Retailing Co., Ltd.	1,550	145,520
Fuji Electric Holdings Co., Ltd.	6,000	30,933
Fuji Photo Film Co., Ltd.	8,466	308,897
Fuji Soft ABC, Inc.	900	23,467
Fuji Television Network, Inc.	13	29,384
Fujikura, Ltd.	4,000	43,784
Fujitsu, Ltd.	33,600	277,049
Furukawa Electric Co., Ltd.	9,800	64,711
Hankyu Department Stores	2,000	16,914
Hino Motors, Ltd.	2,000	10,819
Hirose Electric Co., Ltd.	1,055	139,774
Hitachi Construction Machinery	1,300	29,054
Hitachi, Ltd.	64,500	376,216
Hokkaido Electric Power Co., Inc.	2,300	55,784
Hokuhoku Financial Group, Inc.	21,000	79,111
Honda Motor Co., Ltd.	36,712	1,233,834
Hoya Corp.	9,000	339,048
Ibiden Co., Ltd.	2,100	110,933
Index Corp.	24	17,392
Inpex Corp. (a)	12	95,289
Isetan Co., Ltd.	4,603	77,662
Ishikawajima-Harima Heavy Industries Co., Ltd.	20,040	61,244
Ito En, Ltd.	1,400	48,237
Itochu Corp.	27,026	209,344
Itochu Techno-Science Corp.	700	35,556
Japan Airlines System Corp. (a)	17,000	33,244
Japan Real Estate Investment	12	101,587
Japan Retail Fund Investment Corp.	11	81,016
Japan Tobacco, Inc.	75	291,429
JFE Holdings, Inc.	6,500	254,772
JGC Corp.	5,546	92,680
Joyo Bank, Ltd.	28,000	166,163
JSR Corp.	3,304	72,723
Kajima Corp.	24,600	112,457

Kaneka Corp.	4,500	42,590
Kansai Electric Power Co., Inc.	12,900	297,587
Kao Corp.	9,745	259,867
Kawasaki Heavy Industries, Ltd.	18,000	59,581
Kawasaki Kisen Kaisha, Ltd.	3,000	18,946
Keihin Electric Express Railway Co., Ltd.	9,000	65,752
Keio Electric Railway Co., Ltd.	4,500	30,019
Keyence Corp.	1,147	264,113
Kikkoman	3,500	40,800
Kinki Nippon Railway Co., Ltd.	29,628	92,803
Kirin Brewery Co., Ltd.	15,126	201,936
Kobe Steel, Ltd.	33,000	103,644
Kokuyo Co., Ltd.	900	14,309
Komatsu, Ltd.	20,600	355,759
Konami Co., Ltd.	2,550	64,762
Konica Corp. (a)	10,755	144,037
Koyo Seiko Co., Ltd.	1,000	19,386
Kubota Corp.	27,930	229,351
Kuraray Co., Ltd.	7,765	86,376
Kurita Water Industries, Ltd.	1,700	32,957
Kyocera Corp.	3,200	273,879
Kyowa Hakko Kogyo Co., Ltd.	6,020	42,401
Kyushu Electric Power	5,952	140,581
Lawson, Inc.	1,203	42,264
Leopalace21 Corp.	3,800	138,650
Mabuchi Motor Co., Ltd.	756	46,208
Marubeni Corp.	26,229	130,562
Marui Co., Ltd.	9,403	137,632
Matsui Securities Co., Ltd.	3,000	25,016
Matsushita Electric Industrial Co., Ltd.	37,900	802,116
Matsushita Electric Works	5,500	58,108
Meiji Dairies Corp.	5,000	33,778
Meiji Seika Kaisha, Ltd.	7,000	35,556
Meitec Corp.	700	21,511
Millea Holdings, Inc.	15,000	521,270
Minebea Co., Ltd.	8,000	43,750
Mitsubishi Chemical Holdings, Corp.	16,500	103,365
Mitsubishi Corp.	23,431	440,354
Mitsubishi Electric Corp.	39,928	336,325
Mitsubishi Estate Co., Ltd.	38,500	840,889
Mitsubishi Heavy Industries, Ltd.	67,526	279,536
Mitsubishi Logistics Corp. (a)	2,000	31,932
Mitsubishi Material Corp.	36,000	148,419
Mitsubishi Rayon Co., Ltd.	10,023	66,184
Mitsubishi Tokyo Financial Group, Inc.	146	1,878,688
Mitsubishi UFJ Securities Co., Ltd.	9,000	112,762
Mitsui & Co., Ltd.	3,500	25,867
Mitsui & Co., Ltd.	27,731	352,609
Mitsui Chemicals, Inc.	10,000	71,958
Mitsui Fudosan Co., Ltd.	27,500	625,079
Mitsui Mining & Smelting Co., Ltd.	21,024	108,390
Mitsui Sumitomo Insurance Co., Ltd.	18,500	231,319
Mitsui Trust Holdings, Inc.	11,536	131,254
Mitsukoshi, Ltd.	10,529	47,241
Mizuho Financial Group, Inc.	163	1,263,983
Murata Manufacturing Co., Inc.	4,300	298,497
Namco Bandai Holdings, Inc.	400	6,288
NEC Corp.	42,600	234,052
NEC Electronics Corp. (a)	1,000	34,370
NET One Systems Co., Ltd.	14	19,437
NGK Insulators, Ltd.	7,320	102,867
NGK Spark Plug Co., Ltd.	3,530	70,077
Nidec Corp.	2,302	173,637
Nikko Cordial Corp.	27,268	316,251
Nikon Corp.	6,500	134,265
Nintendo Co., Ltd.	2,403	495,145
Nippon Building Fund, Inc.	14	142,222
Nippon Electric Glass Co., Ltd.	4,000	88,212
Nippon Express Co., Ltd.	15,500	83,060
Nippon Meat Packers, Inc.	3,300	37,072
Nippon Mining Holdings, Inc.	9,000	63,619
Nippon Oil Corp.	28,100	206,959
Nippon Sheet Glass Co., Ltd.	9,000	42,286
Nippon Steel Corp.	83,030	341,609
Nippon Telegraph & Telephone Corp.	56	274,963
Nippon Unipac Holding	22	79,712
Nippon Yusen Kabushiki Kaisha	21,429	130,433
Nishi-Nippon City Bank, Ltd.	23,000	112,736
Nissan Motor Co., Ltd.	53,304	597,005
Nisshin Seifun Group, Inc.	3,500	36,504
Nisshin Steel Co., Ltd.	3,000	8,889
Nisshinbo Industries, Inc.	1,572	16,595
Nissin Food Products Co., Ltd.	1,800	57,295
Nitto Denko Corp.	3,553	210,548
Nomura Holdings, Inc.	63,532	1,118,701
Nomura Research, Inc.	567	78,720
NSK, Ltd.	12,532	105,773
NTN Corp.	9,035	71,439
NTT Data Corp.	30	138,413
NTT Docomo, Inc.	73	112,474
Obayashi Corp.	16,029	112,898
Obic Co., Ltd.	150	31,708

OJI Paper Co., Ltd.	21,600	118,309
Oki Electric Industry Co., Ltd.	12,000	27,022
Okumura Corp. (a)	6,000	32,965
Olympus Optical Co., Ltd.	3,400	100,165
Omron Corp.	3,904	95,844
Onward Kashiyama Co., Ltd.	3,546	50,972
Oracle Corp. Japan	900	38,933
Oriental Land Co., Ltd.	1,203	67,521
Osaka Gas Co.	35,218	122,834
Pioneer Electronic Corp.	3,000	52,825
Promise Co., Ltd.	490	19,496
Resona Holdings, Inc.	89	266,717
Ricoh Co., Ltd.	11,955	237,835
Rohm Co., Ltd.	3,003	278,882
Sanken Electric Co., Ltd.	3,000	38,806
Sanyo Electric Co., Ltd. (a)	32,400	65,829
Sapporo Holdings, Ltd.	7,000	33,244
SBI E*TRADE SECURITIES Co., Ltd.	38	43,107
Secom Co., Ltd.	1,543	76,415
Seiko Epson Corp.	1,867	50,893
Sekisui Chemical Co., Ltd.	11,524	97,167
Sekisui House, Ltd.	18,824	284,770
Seven & I Holdings Co., Ltd.	13,900	447,153
Sharp Corp.	15,600	267,429
Shimachu Co., Ltd.	1,400	41,126
Shimamura Co., Ltd.	650	63,501
Shimano, Inc.	1,900	53,079
Shimizu Corp.	17,300	98,857
Shin-Etsu Chemical Co., Ltd.	7,101	453,262
Shinko Securities	9,000	35,581
Shinsei Bank, Ltd.	19,000	115,810
Shionogi & Co., Ltd.	7,636	140,276
Shiseido Co., Ltd.	7,000	139,852
Shizuoka Bank, Ltd.	20,000	217,397
Showa Denko K.K.	9,000	38,781
Showa Shell Sekiyu K.K.	3,750	41,778
SMC Corp.	1,203	159,178
Softbank Corp.	17,550	363,257
Sompo Japan Insurance, Inc.	16,500	216,089
Sony Corp.	13,397	542,118
Stanley Electric Co., Ltd.	2,350	48,542
Sumitomo Chemical Co., Ltd.	26,700	199,360
Sumitomo Corp.	16,900	210,740
Sumitomo Electric Industries, Ltd.	12,700	171,914
Sumitomo Heavy Industries, Ltd.	8,000	66,980
Sumitomo Metal Industries, Ltd.	50,000	191,746
Sumitomo Metal Mining Co.	19,000	248,990
Sumitomo Mitsui Financial Group, Inc.	101	1,060,233
Sumitomo Osaka Cement Co., Ltd.	1,000	2,963
Sumitomo Realty & Development	16,000	470,011
Sumitomo Trust & Banking Co., Ltd.	34,025	356,020
T&D Holdings, Inc.	4,800	347,429
Taiheiyo Cement Corp.	8,000	29,596
Taisei Corp.	27,000	96,914
Taisho Pharmaceutical Co.	4,616	88,510
Taiyo Yuden Co., Ltd.	2,000	30,036
Takara Holdings, Inc.	3,500	20,563
Takashimaya Co., Ltd.	8,040	102,095
Takeda Pharmaceutical Co., Ltd.	20,655	1,288,697
Takefuji Corp.	586	26,888
TDK Corp.	2,303	184,435
Teijin, Ltd.	17,629	94,917
Terumo Corp.	3,650	138,430
THK Co., Ltd.	500	11,810
TIS, Inc.	752	17,730
Tobu Railway Co., Ltd.	17,300	87,287
Toho Co., Ltd.	1,900	38,603
Tohoku Electric Power Co., Ltd.	7,250	158,656
Tokyo Broadcasting System, Inc.	1,500	34,984
Tokyo Electric Power Co., Inc.	19,750	568,466
Tokyo Electron, Ltd.	4,550	336,267
Tokyo Gas Co., Ltd.	41,721	209,091
Tokyo Tatemono Co., Ltd.	6,000	67,454
Tokyu Corp.	18,800	129,233
TonenGeneral Sekiyu K.K.	6,500	58,713
Toppan Printing Co., Ltd.	7,300	80,957
Toray Industries, Inc.	24,000	180,622
Toshiba Corp.	64,042	415,290
Tosoh Corp.	10,500	42,578
Tostem Inax Holding Corp.	4,261	89,098
Toto, Ltd.	8,800	82,990
Toyo Seikan Kaisha, Ltd.	3,817	73,028
Toyobo, Ltd.	2,000	5,266
Toyoda Gosei Co., Ltd.	500	11,005
Toyota Industries Corp.	2,154	91,357
Toyota Motor Corp.	57,853	3,144,265
Trend Micro, Inc.	2,188	64,089
Uni-Charm Corp.	900	49,981
Uniden Corp.	1,000	10,540
UNY Co., Ltd.	3,556	47,142
Ushio, Inc.	1,000	21,545
USS Co., Ltd.	875	56,222

Wacoal Corp.	2,000	25,194
West Japan Railway Co.	11	47,026
Yahoo! Japan Corp.	360	135,467
Yakult Honsha Co., Ltd.	2,429	71,353
Yamada Denki Co., Ltd.	2,350	235,547
Yamaha Corp.	2,604	54,780
Yamaha Motor Corp., Ltd.	1,400	37,096
Yamanouchi Pharmaceutical Co., Ltd.	12,005	482,741
Yamato Transport Co., Ltd.	7,518	108,768
Yamazaki Baking Co., Ltd.	3,500	33,926
Yokogawa Electric Corp.	4,246	55,787
		50,164,020

Mexico 1.5%
Alfa, SA	15,300	83,625
America Movil SA de CV	762,000	1,504,039
Cemex SA de CV (a)	249,800	753,899
Coca Cola Femsa, SA	6,400	19,897
Corporacion Geo, SA de CV (a)	16,600	69,834
Fomento Economico Mexicano, SA de CV	28,000	271,901
Grupo Carso, SA de CV	31,800	92,560
Grupo Financiero Banorte, SA de CV	61,200	191,549
Grupo Mexico, SA de CV	44,600	139,674
Grupo Modelo, SA de CV	22,900	99,961
Grupo Televisa, SA	89,200	380,443
Kimberly-Clark de Mexico, SA de CV	21,700	87,834
Telefonos de Mexico, SA de CV (Telmex)	512,100	656,777
Urbi, Desarrollos Urbanos, SA de CV (a)	12,000	33,782
Wal-Mart de Mexico SA de CV	155,400	528,648
		4,914,423

Morocco 0.3%
Attijariwafa Bank	500	114,624
Banque Marocaine du Commerce Exterieur	800	99,035
HOLCIM	300	69,118
Maroc Telecom (a)	25,700	397,098
ONA SA	700	106,715
Samir	700	69,806
Societe des Brasseries du Maroc	100	20,632
		877,028

Netherlands 0.6%
ABN Amro Holdings, NV	20,734	604,711
Aegon, NV	5,937	111,345
Akzo Nobel, NV	2,437	150,124
ASML Holding, NV (a)	1,340	31,333
Corio, NV	244	17,775
DSM, NV	1,167	51,187
Euronext, NV (a)	325	31,589
European Aeronautic Defence and Space Co.	1,792	51,537
Hagemeyer, NV (a)	922	4,489
Heineken, NV	1,456	66,595
ING Groep, NV CVA	5,238	230,413
James Hardie Industries, NV	6,812	37,874
Mittal Steel Co., NV	3,833	133,851
Oce, NV	271	4,350
QIAGEN, NV (a)	2,888	45,227
Reed Elsevier, NV	1,182	19,710
Rodamco Europe, NV	201	23,411
Royal KPN, NV	4,504	57,456
Royal Philips Electronics, NV	2,572	90,244
STMicroelectronics, NV	848	14,699
TNT, NV	1,988	75,400
Unilever, NV CVA	4,058	99,828
Vedior, NV CVA	572	10,713
Wereldhave, NV	99	10,809
Wolters Kluwer, NV CVA	637	16,615
		1,991,285

Netherlands Antilles 0.3%
Schlumberger, Ltd.	17,700	1,097,931

Norway 0.2%
DnB Holding, ASA	4,057	49,667
Norsk Hydro, ASA	10,105	225,662
Norske Skogindustrier, ASA	900	13,528
Statoil, ASA	7,700	181,982
Tandberg Television, ASA (a)	1,100	8,950
Tandberg, ASA	2,200	23,495
Telenor, ASA	8,700	113,439
Tomra Systems, ASA	599	3,653
Yara International, ASA	2,321	35,207
		655,583

Panama 0.0%
Carnival Corp.	400	18,812

Poland 1.0%
Agora, SA	4,548	43,060
Bank Pekao, SA	9,449	588,667
Bank Przemyslowo-Handlowy BPH	1,113	286,811
Bank Zachodni WBK, SA	3,007	184,838

Grupa Kety, SA	787	45,738
KGHM Polska Miedz, SA	14,932	480,147
Polski Koncern Naftowy Orlen, SA	34,944	546,758
Powszechna Kasa Oszczednosci Bank Polski, SA	45,080	525,560
Prokom Software, SA	1,510	62,924
Telekomunikacja Polska, SA	83,308	529,379
		3,293,882

Portugal 0.1%
Banco Comercial Portuges, SA	10,413	32,350
Brisa-Auto Estradas de Portugal, SA	4,407	48,842
Portugal Telecom, SGPS, SA	8,010	100,047
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	794	9,615
		190,854

Republic of Korea (South Korea) 1.4%
Daelim Industrial Co., Ltd.	400	27,266

Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	70,821
Hana Financial Group, Inc.	1,868	85,479
Hyundai Heavy Industries Co., Ltd.	1,150	159,207
Hyundai Mobis	1,590	163,495
Hyundai Motor Co.	3,200	273,923
Kia Motors Corp.	5,640	91,492
Kookmin Bank	5,020	395,764
Korea Electric Power Corp.	5,200	202,505
KT Corp.	2,830	122,023
KT&G Corp.	2,400	145,839
LG Electronics, Inc.	1,880	121,194
POSCO	1,349	349,279
Samsung Corp.	5,330	168,983
Samsung Electronics Co., Ltd.	1,769	1,241,338
Samsung Fire & Marine Insurance Co., Ltd.	680	104,560
Samsung SDI Co., Ltd.	673	55,476
Samsung Securities Co., Ltd.	670	38,094
Shinhan Financial Group Co., Ltd.	4,380	197,418
Shinsegae Co., Ltd.	450	233,025
SK Corp.	1,550	103,033
SK Telecom Co., Ltd.	843	179,513
S-Oil Corp.	980	65,558
		4,595,285

Russia 1.2%
AO VimpelCom - ADR (a)	2,800	169,652
Gazprom - ADR	31,276	1,354,251
LUKOIL - ADR	14,500	1,094,750
Mining & Mettallurgical Co. Norilsk Nickel - ADR	2,300	299,000
Mobile Telesystems - ADR	5,300	200,181
Polyus Gold Mining Co. - ADR (a)	3,200	140,480
RAO Unified Energy Systems - GDR	2,447	180,344
Rostelecom - ADR	900	27,090
Surgutneftegaz - ADR	4,400	285,560
Tatneft - ADR	2,000	180,120
		3,931,428

Singapore 1.3%
Ascendas Real Estate Investment Trust	37,000	50,087
CapitaLand, Ltd.	49,000	155,800
Capitamall Trust	31,800	50,856
Chartered Semiconductor Manufacturing (a)	49,000	37,330
City Developments, Ltd.	22,968	154,735
ComfortDelgro Corp., Ltd.	82,622	87,915
Cosco Corp., Ltd.	34,000	35,536
Creative Technology, Ltd.	2,648	17,339
DBS Group Holdings, Ltd.	51,574	623,467
Flextronics International, Ltd. (a)	13,200	166,848
Fraser & Neave, Ltd.	40,000	104,266
Jardine Cycle & Carriage, Ltd.	5,018	37,913
Keppel Corp., Ltd.	25,000	232,961
Keppel Land, Ltd.	18,000	56,213
K-REIT Asia	2,000	2,241
Neptune Orient Lines, Ltd.	23,000	29,397
Oversea-Chinese Bank Corp., Ltd.	98,404	405,822
Parkway Holdings, Ltd.	30,000	52,888
Sembcorp Industries, Ltd. (a)	39,728	84,046
SembCorp Marine, Ltd.	27,000	56,779
Singapore Airlines, Ltd.	24,000	220,620
Singapore Exchange, Ltd.	37,796	105,660
Singapore Land, Ltd.	7,000	34,598
Singapore Post, Ltd.	65,000	41,335
Singapore Press Holdings, Ltd.	73,250	189,092
Singapore Technology Engineering, Ltd.	61,367	110,119
Singapore Telecomm (a)	295,520	454,002
STATS ChipPac, Ltd. (a)	48,000	29,466
United Overseas Bank, Ltd.	53,960	553,784
United Overseas Land, Ltd.	25,156	55,436
Venture Corp., Ltd.	10,444	82,855
		4,319,406

South Africa 0.5%
Anglo Platinum, Ltd.	900	90,940
AngloGold Ashanti, Ltd.	1,800	67,297

AVI, Ltd.	4,000	8,171
Barloworld, Ltd.	2,100	34,916
Bidvest Group, Ltd.	2,500	36,270
Edgars Consolidated Stores, Ltd.	4,200	16,177
FirstRand, Ltd.	35,300	80,220
Gold Fields, Ltd.	4,400	77,670
Harmony Gold Mining Co., Ltd.	4,100	52,951
Impala Platinum Holdings, Ltd.	900	148,483
Imperial Holdings, Ltd.	1,700	28,211
JD Group, Ltd.	1,600	13,353
Massmart Holdings, Ltd.	2,300	16,805
Mittal Steel South Africa, Ltd.	2,600	26,204
MTN Group, Ltd.	11,500	93,019
Nampak, Ltd.	8,800	20,563
Naspers, Ltd.	2,700	41,460
Nedbank Group, Ltd.	2,700	39,588
Sanlam, Ltd.	20,400	44,788
Sappi, Ltd.	2,900	37,341
Sasol, Ltd.	7,300	239,936
Standard Bank Group, Ltd.	15,700	156,844
Steinhoff International Holdings, Ltd.	8,000	25,791
Telkom South Africa, Ltd.	2,100	36,264
Tiger Brands, Ltd.	2,200	39,968
Truworths International, Ltd.	4,100	12,270
Woolworths Holdings, Ltd.	7,600	13,368
		1,498,868

Spain 0.3%
Banco Bilbao Vizcaya Argentaria, SA	19,675	455,317
Banco Popular Espanol, SA	3,177	52,090
Banco Santander Central Hispano, SA	37,981	600,578
		1,107,985

Sweden 1.1%
Alfa Laval AB	300	10,071
Assa Abloy AB	4,564	84,857
Atlas Copco AB, Class A	4,902	128,769
Atlas Copco AB, Class B	3,339	83,610
Electrolux AB, Class B	2,900	47,092
Eniro AB	1,500	18,422
Ericsson, Class B	214,756	744,363
Getinge AB, Class B	2,200	40,228
Hennes & Mauritz AB, Class B	4,300	179,848
Holmen AB, Class B	700	29,230
Husqvarna AB, Class B (a)	2,900	34,132
Modern Times Group AB (a)	500	25,859
Nordea Bank AB	38,213	500,597
Sandvik AB	14,200	162,770
Scania AB, Class B	1,400	83,486
Securitas AB, Class B	3,800	47,706
Securitas Direct AB, Class B (a)	3,800	9,541
Securitas Systems AB, Class B (a)	3,800	14,260
Skandinaviska Enskilda Banken AB, Class A	6,610	177,694
Skanska AB, Class B	5,319	90,003
SKF AB, Class B	3,840	56,200
Ssab Svenskt Stal AB	3,000	55,880
Svenska Cellulosa AB, Class B	2,140	98,120
Svenska Handelsbanken, Class A	10,754	290,563
Tele2 AB	1,730	17,470
Teliasonera	18,012	115,522
Volvo AB, Class A	1,435	88,902
Volvo AB, Class B	2,978	177,384
Wm-Data AB, Class B	6,600	22,966
		3,435,545

Switzerland 1.9%
ABB, Ltd.	15,790	207,722
Ciba Specialty Chemicals, AG	500	30,189
Clariant, AG (a)	1,660	22,435
Compagnie Financiere Richemont, AG, Class A	3,491	168,066
Credit Suisse Group	8,120	469,816
Geberit, AG	30	36,563
Givaudan, SA	50	40,026
Holcim, Ltd.	1,410	115,240
Kudelski, SA	360	10,652
Logitech International, SA (a)	1,580	34,305
Lonza Group, AG	270	18,699
Nestle, SA	3,788	1,320,779
Nobel Biocare Holding, AG	230	56,606
Novartis, AG	16,275	950,118
Roche Holding, AG	4,889	845,297
Schindler Holding, AG	800	41,713
Serono, SA	34	29,365
Straumann, AG	110	23,685
Swatch Group, AG	460	17,842
Swatch Group, AG, Class B	230	44,438
Swiss RE	617	47,221
Swisscom, AG	150	49,932
Syngenta, AG (a)	795	119,906
UBS, AG (a)	24,548	1,468,424
Zurich Financial Services, AG	445	109,342
		6,278,381

Turkey 1.4%
Akbank, TAS	134,677	689,169
Anadolu Efes Biracilik ve Malt Sanayii, AS	3,107	76,931
Arcelik, AS	26,414	164,815
Dogan Sirketler Grubu Holding, AS	57,161	220,794
Dogan Yayin Holding, AS (a)	35,359	110,198
Eregli Demir ve Celik Fabrikalari, TAS	61,850	275,660
Ford Otomotiv Sanayi, AS	16,072	105,060
Haci Omer Sabanci Holding, AS	96,612	341,284
Hurriyet Gazetecilik ve Matbaacilik, AS	20,090	50,407
Koc Holding, AS	50,683	162,641
Migros Turk, TAS	21,322	213,994
Trakya Cam Sanayii, AS	8,595	22,020
Tupras-Turkiye Petrol Rafinerileri, AS	19,019	292,600
Turk Hava Yollari Anonim Ortakligi (a)	6,977	26,950
Turk Sise ve Cam Fabrikalari, AS	19,896	64,109
Turkcell Iletisim Hizmetleri, AS	76,250	387,669
Turkiye Garanti Bankasi, AS	167,486	495,436
Turkiye Is Bankasi	117,300	623,483
Yapi ve Kredi Bankasi, AS	141,587	244,938
		4,568,158

United Kingdom 8.1%
3I Group Plc (a)	1,456	25,503
Aegis Group Plc	8,129	20,357
Amec Plc	3,551	23,802
Amvescap Plc	2,243	24,358
Anglo American Plc	14,846	620,705
ARM Holdings Plc	14,115	31,053
Arriva Plc	1,179	14,570
AstraZeneca Group Plc	18,808	1,175,482
Aviva Plc	29,431	431,473
BAE Systems Plc	37,995	281,181
Balfour Beatty Plc	6,472	49,895
Barclays Plc	63,623	802,900
Barratt Developments Plc	1,779	35,508
BBA Group Plc	5,662	28,226
Bellway Plc	1,057	25,490
Berkeley Group Holdings Plc (a)	1,108	27,903
BG Group Plc	36,956	449,073
Billiton Plc	25,984	448,564
Boots Co. Plc	5,481	79,533
BP Plc	215,815	2,351,753
Brambles Industries Plc	2,224	19,946
British Airways Plc (a)	7,858	62,824
British American Tobacco Plc	9,460	255,768
British Land Co. Plc	4,721	120,569
British Sky Broadcasting Group Plc	7,402	75,671
BT Group Plc	84,070	421,855
Bunzl Plc	4,450	55,699
Burberry Group Plc	1,955	18,888
Cadbury Schweppes Plc	20,830	221,721
Capita Group Plc	2,031	20,820
Carnival Plc	2,280	109,072
Centrica Plc	32,984	200,867
Close Brothers Group Plc	400	7,643
Cobham Plc	13,973	47,485
Compass Group Plc	27,632	138,784
Corus Group Plc	9,428	68,492
Daily Mail & General Trust	2,290	26,005
Diageo Plc	32,373	571,889
Dixons Group Plc	11,861	48,635
Electrocomponents Plc	6,515	33,942
EMAP Plc (a)	1,596	22,472
EMI Group Plc	6,046	30,112
Enterprise Inns Plc	4,997	98,707
FirstGroup Plc	4,145	38,087
Friends Provident Plc	22,732	82,358
GKN Plc	4,896	26,332
GlaxoSmithKline Plc	66,310	1,765,492
Group 4 Securicor Plc	3,500	11,075
GUS Plc	5,048	91,303
Hammerson Plc	2,595	63,747
Hanson Plc	7,677	111,183
Hays Plc	4,890	13,230
HBOS Plc	37,879	749,654
HSBC Holdings Plc	105,821	1,930,816
ICAP Plc	1,490	14,395
IMI Plc	5,188	49,224
Imperial Chemical Industries Plc	12,631	93,948
Imperial Tobacco Group Plc	3,976	132,511
Intercontinental Hotels Groups Plc	5,788	101,382
International Power Plc	4,522	26,501
Invensys Plc (a)	3,430	13,342
Johnson Matthey Plc	2,336	60,315
Kelda Group Plc	6,276	99,941
Kesa Electricals Plc	2,315	14,120
Kingfisher Plc	7,834	35,973
Ladbrokes Plc	7,566	55,107
Land Securities Group Plc	4,226	155,719
Legal & General Group Plc	75,564	201,612

Liberty International Plc	2,256	51,744
Lloyds TSB Group Plc	63,531	641,748
Logica Plc	13,105	38,033
London Stock Exchange Plc	658	15,228
Man Group Plc	5,424	45,497
Marks & Spencer Group Plc	10,271	123,559
Meggitt Plc	6,248	36,499
MFI Furniture Group Plc	7,113	12,785
Misys Plc	4,804	20,351
National Express Group Plc	1,099	19,322
National Grid Plc	34,420	430,179
Next Plc	1,616	57,368
Pearson Plc	5,332	75,924
Persimmon Plc	1,833	45,920
Provident Financial Plc	784	9,182
Prudential Corp. Plc	22,565	280,326
Punch Taverns Plc	3,575	64,895
Reckitt Benckiser Plc	9,355	387,801
Reed Elsevier Plc	8,405	93,242
Rentokil Initial Plc	5,557	15,243
Resolution Plc	610	7,053
Reuters Group Plc	9,874	80,329
Rexam Plc	5,915	63,293
Rio Tinto Corp. Plc	11,258	532,664
Rolls-Royce Group Plc (a)	21,745	184,436
Royal & Sun Alliance Insurance Group Plc	32,638	91,054
Royal Bank of Scotland Group Plc	29,194	1,005,223
Royal Dutch Shell Plc, Class A	41,148	1,357,506
Royal Dutch Shell Plc, Class B	28,749	975,905
Sainsbury(J) Plc	11,749	82,603
Schroders Plc	382	6,652
Scottish & Southern Energy Plc	11,019	271,922
Scottish Power Plc	18,476	225,377
Serco Group Plc	1,422	9,998
Severn Trent Plc	5,264	131,677
Signet Group Plc	10,421	21,560
Slough Estates Plc	3,733	46,480
Smith & Nephew Plc	8,629	79,369
Smiths Group Plc	6,696	112,397
Stagecoach Group Plc	3,575	8,501
Tate & Lyle Plc	6,752	90,960
Taylor Woodrow Plc	4,350	28,893
Tesco Plc	57,703	388,945
The Sage Group Plc	14,711	69,205
Tomkins Plc	10,786	47,812
Unilever Plc	13,236	326,385
United Business Media Plc	2,081	25,813
United Utilities Plc	2,678	35,375
Vodafone Group Plc (a)	540,810	1,237,886
Whitbread Plc	3,099	75,141
William Hill Plc	5,797	69,846
Wimpey George Plc	2,909	28,214
Wolseley Plc	7,089	149,455
WPP Group Plc	6,524	80,865
Yell Group Plc	4,246	47,342
		26,023,544

United States 36.3%
3M Co.	8,800	654,896
A.G. Edwards, Inc.	1,200	63,936
Abbott Laboratories	14,500	704,120
Abercrombie & Fitch Co., Class A	700	48,636
Activision, Inc. (a)	3,200	48,320
Adobe Systems, Inc. (a)	11,200	419,440
Advance Auto Parts, Inc.	1,200	39,528
Advanced Medical Optics, Inc. (a)	800	31,640
Advanced Micro Devices, Inc. (a)	5,000	124,250
AES Corp. (a)	3,000	61,170
Aetna, Inc.	5,000	197,750
Affiliated Computer Services, Inc., Class A (a)	1,200	62,232
AFLAC, Inc.	1,300	59,488
Agilent Technologies, Inc. (a)	5,404	176,657
AGL Resources, Inc.	1,700	62,050
Air Products & Chemicals, Inc.	3,400	225,658
Airgas, Inc.	1,300	47,021
Alcoa, Inc.	11,200	314,048
Alliance Data Systems Corp. (a)	800	44,152
Alliant Energy Corp.	2,000	71,460
Alliant Techsystems, Inc. (a)	900	72,954
Allstate Corp.	1,200	75,276
ALLTEL Corp.	2,900	160,950
Altera Corp. (a)	4,500	82,710
Altria Group, Inc.	21,117	1,616,506
Amazon.com, Inc. (a)	3,100	99,572
AMB Property Corp.	800	44,088
AMBAC Financial Group, Inc.	400	33,100
Ameren Corp.	1,000	52,790
American Eagle Outfitters, Inc.	1,300	56,979
American Electric Power Co., Inc.	2,000	72,740
American Express Co.	4,900	274,792
American International Group, Inc.	23,405	1,550,815
American Tower Corp., Class A (a)	3,300	120,450

AmeriCredit Corp. (a)	1,400	34,986
Ameriprise Financial, Inc.	1,500	70,350
Ametek, Inc.	900	39,195
Amgen, Inc. (a)	13,600	972,808
Amphenol Corp., Class A	1,200	74,316
AmSouth Bancorp	3,700	107,448
Anadarko Petroleum Corp.	9,600	420,768
Analog Devices, Inc.	4,100	120,499
Anheuser-Busch Cos., Inc.	10,400	494,104
AnnTaylor Stores Corp. (a)	600	25,116
AON Corp.	1,200	40,644
Apache Corp.	5,070	320,424
Apollo Group, Inc., Class A (a)	200	9,848
Apple Computer, Inc. (a)	8,100	623,943
Applera Corp.	2,096	69,399
Applied Materials, Inc.	26,700	473,391
Aqua America, Inc.	1,900	41,686
Arch Coal, Inc.	1,400	40,474
Archer-Daniels-Midland Co.	9,100	344,708
Archstone-Smith Trust	1,100	59,884
Arrow Electronics, Inc. (a)	2,000	54,860
Arthur J. Gallagher & Co.	600	16,002
Associated Banc-Corp.	2,151	69,907
Astoria Financial Corp.	900	27,738
AT&T, Inc.	29,600	963,776
Autodesk, Inc. (a)	2,600	90,428
Automatic Data Processing, Inc.	7,100	336,114
Avalonbay Communities, Inc.	400	48,160
Avis Budget Group, Inc. (a)	1,900	34,751
Avnet, Inc. (a)	2,100	41,202
Avon Products, Inc.	10,800	331,128
Baker Hughes, Inc.	3,600	245,520
Bank of America Corp.	39,635	2,123,247
Bank of Hawaii Corp.	300	14,448
Bank of New York Co., Inc.	18,500	652,310
Barnes & Noble, Inc.	500	18,970
Baxter International, Inc.	6,000	272,760
BB & T Corp.	4,400	192,632
BEA Systems, Inc.	5,800	88,160
Beazer Homes USA, Inc.	800	31,232
Beckman Coulter, Inc.	800	46,048
Becton, Dickinson & Co.	3,000	212,010
Bed Bath & Beyond, Inc. (a)	3,600	137,736
BellSouth Corp.	13,900	594,225
Best Buy Co., Inc.	400	21,424
Biogen Idec, Inc. (a)	3,735	166,880
Biomet, Inc.	2,600	83,694
BJ Services Co.	1,900	57,247
BMC Software, Inc. (a)	2,400	65,328
Boeing Co.	8,300	654,455
BorgWarner, Inc.	900	51,453
Boston Properties, Inc.	500	51,670
Boston Scientific Corp. (a)	11,152	164,938
Brinker International, Inc.	2,150	86,193
Brinks Co.	900	47,754
Bristol-Myers Squibb Co.	20,300	505,876
Broadcom Corp., Class A (a)	4,700	142,598
Brown & Brown, Inc.	700	21,392
Burlington Northern Santa Fe Corp.	10,300	756,432
CA, Inc.	6,192	146,688
Cablevision Systems Corp., Class A	3,100	70,401
Cadence Design Systems, Inc. (a)	8,300	140,768
Cameron International Corp. (a)	1,200	57,972
Campbell Soup Co.	5,100	186,150
Capital One Financial Corp.	400	31,464
Cardinal Health, Inc.	5,500	361,570
Career Education Corp. (a)	1,000	22,500
Caremark Rx, Inc.	3,087	174,940
CarMax, Inc. (a)	1,200	50,052
Caterpillar, Inc.	8,400	552,720
CBS Corp., Class B	12,311	346,801
CDW Corp.	800	49,344
Centex Corp.	200	10,524
Cephalon, Inc. (a)	700	43,225
Ceridian Corp. (a)	2,200	49,192
CH Robinson Worldwide, Inc.	2,300	102,534
Charles River Laboratories International, Inc. (a)	700	30,387
Charles Schwab Corp.	8,700	155,730
CheckFree Corp. (a)	1,000	41,320
Cheesecake Factory, Inc. (a)	1,600	43,504
Chemtura Corp.	3,300	28,611
Chesapeake Energy Corp.	500	14,490
ChevronTexaco Corp.	20,465	1,327,360
Chico’s FAS, Inc. (a)	1,700	36,601
ChoicePoint, Inc. (a)	933	33,401
Chubb Corp.	4,800	249,408
Cigna Corp.	1,200	139,584
Cisco Systems, Inc. (a)	80,900	1,860,700
CIT Group, Inc.	400	19,452
Citigroup, Inc.	66,949	3,325,357
Citrix Systems, Inc. (a)	1,900	68,799
City National Corp.	500	33,530

Claire’s Stores, Inc.	1,000	29,160
Clorox Co.	3,500	220,500
Coach, Inc. (a)	9,400	323,360
Coca-Cola Co.	19,200	857,856
Cognizant Technology Solutions Corp., Class A (a)	2,700	199,962
Colonial Bancgroup, Inc.	1,700	41,650
Comcast Corp., Class A (a)	21,363	787,227
Comerica, Inc.	1,900	108,148
Commerce Bancorp, Inc.	1,700	62,407
Community Health Systems, Inc. (a)	1,000	37,350
Compass Bancshares, Inc.	300	17,094
Computer Sciences Corp. (a)	2,400	117,888
ConAgra Foods, Inc.	11,700	286,416
CONSOL Energy, Inc.	2,700	85,671
Consolidated Edison, Inc.	1,300	60,060
Constellation Energy Group, Inc.	900	53,280
Con-way, Inc.	600	26,892
Corning, Inc. (a)	16,650	406,426
Corporate Executive Board Co.	400	35,964
Costco Wholesale Corp.	6,100	303,048
Countrywide Financial Corp.	600	21,024
Covance, Inc. (a)	900	59,742
Coventry Health Care, Inc. (a)	252	12,983
Cree, Inc. (a)	800	16,088
CSX Corp.	2,400	78,792
Cullen/Frost Bankers, Inc.	600	34,692
CVS Corp.	7,100	228,052
Cytyc Corp. (a)	1,500	36,720
D.R. Horton, Inc.	1,100	26,345
Danaher Corp.	6,700	460,089
Dean Foods Co. (a)	1,345	56,517
Deere & Co.	3,500	293,685
Dell, Inc. (a)	21,600	493,344
Denbury Resources, Inc. (a)	1,900	54,910
Dentsply International, Inc.	1,600	48,176
Developers Diversified Realty Corp.	1,100	61,336
Devon Energy Corp.	7,546	476,530
Diebold, Inc.	900	39,177
Discovery Holding Co. (a)	3,169	45,824
Dollar Tree Stores, Inc. (a)	1,350	41,796
Dominion Resources, Inc.	1,700	130,033
Dover Corp.	4,700	222,968
Dow Chemical Co.	14,966	583,375
DPL, Inc.	922	25,005
DST Systems, Inc. (a)	800	49,336
DTE Energy Co.	900	37,359
Du Pont (E.I.) de Nemours & Co.	14,950	640,458
Duke Energy Corp.	6,016	181,683
Duke Realty Corp.	900	33,615
Dun & Bradstreet Corp. (a)	800	59,992
Eaton Corp.	2,900	199,665
Eaton Vance Corp.	1,800	51,948
eBay, Inc. (a)	8,800	249,568
Ecolab, Inc.	4,600	196,972
Edison International, Inc.	1,400	58,296
Edwards Lifesciences Corp. (a)	500	23,295
Electronic Arts, Inc. (a)	3,500	194,880
Electronic Data Systems Corp.	5,200	127,504
Eli Lilly & Co.	8,600	490,200
Embarq Corp.	1,090	52,723
EMC Corp. (a)	28,430	340,591
Emerson Electric Co.	5,800	486,388
Energizer Holdings, Inc. (a)	800	57,592
Energy East Corp.	1,800	42,696
ENSCO International, Inc.	1,100	48,213
Entergy Corp.	1,100	86,053
EOG Resources, Inc.	1,900	123,595
Equitable Resources, Inc.	1,000	34,980
Equity Office Properties Trust	2,400	95,424
Equity Residential	1,300	65,754
Exelon Corp.	3,300	199,782
Expeditors International Washington, Inc.	2,000	89,160
Express Scripts, Inc. (a)	300	22,647
Exxon Mobil Corp.	56,911	3,818,728
F5 Networks, Inc. (a)	500	26,860
Fair Isaac Corp.	700	25,599
Fannie Mae	800	44,728
Fastenal Co.	1,400	53,998
Federated Department Stores, Inc.	5,778	249,667
FedEx Corp.	3,900	423,852
Fidelity National Financial, Inc.	1,847	76,928
Fidelity National Information Services, Inc.	700	25,900
Fifth Third Bancorp	4,500	171,360
First American Corp.	1,000	42,340
First Data Corp.	10,351	434,742
FirstEnergy Corp.	1,600	89,376
Fiserv, Inc. (a)	2,500	117,725
Fisher Scientific International, Inc. (a)	224	17,526
Florida Rock Industries, Inc.	900	34,839
Flowserve Corp. (a)	900	45,531
FMC Technologies, Inc. (a)	800	42,960
Foot Locker, Inc.	1,800	45,450

Fortune Brands, Inc.	200	15,022
FPL Group, Inc.	1,800	81,000
Franklin Resources, Inc.	200	21,150
Freddie Mac	400	26,532
Freeport-McMoRan Copper & Gold, Inc., Class B	3,200	170,432
Gamestop Corp., Class A (a)	700	32,396
Gannett Co., Inc.	11,900	676,277
Gap, Inc. (The)	5,225	99,014
Genentech, Inc. (a)	4,700	388,690
General Dynamics Corp.	4,200	301,014
General Electric Co.	118,542	4,184,533
General Growth Properties, Inc.	1,200	57,180
General Mills, Inc.	6,400	362,240
Gen-Probe, Inc. (a)	600	28,134
Gentex Corp.	1,300	18,473
Genworth Financial, Inc., Class A	400	14,004
Genzyme Corp. (a)	2,300	155,181
Gilead Sciences, Inc. (a)	2,800	192,360
Golden West Financial Corp.	200	15,450
Goldman Sachs Group, Inc.	3,600	609,012
Google, Inc., Class A (a)	2,100	843,990
Graco, Inc.	1,200	46,872
Grant Prideco, Inc. (a)	1,400	53,242
H&R Block, Inc.	7,900	171,746
H.J. Heinz Co.	7,600	318,668
Halliburton Co.	11,300	321,485
Hanesbrands, Inc. (a)	2,000	45,020
Hanover Compressor Co. (a)	351	6,395
Hanover Insurance Group, Inc.	800	35,704
Harrah’s Entertainment, Inc.	2,643	175,574
Harris Corp.	1,600	71,184
Harsco Corp.	900	69,885
Hartford Financial Services Group, Inc.	900	78,075
HCA, Inc.	400	19,956
HCC Insurance Holdings, Inc.	1,250	41,100
Health Net, Inc. (a)	2,300	100,096
Helmerich & Payne, Inc.	1,200	27,636
Henry Schein, Inc. (a)	1,100	55,154
Hewlett-Packard Co.	27,300	1,001,637
Hillenbrand Industries, Inc.	800	45,584
Hilton Hotels Corp.	15,500	431,675
HNI Corp.	800	33,264
Home Depot, Inc.	7,200	261,144
Honeywell International, Inc.	9,600	392,640
Hospira, Inc. (a)	1,580	60,467
Hospitality Properties Trust	800	37,760
Host Marriott Corp.	6,748	154,732
Hubbell, Inc., Class B	1,100	52,690
Hugoton Royalty Trust	200	5,270
Illinois Tool Works, Inc.	10,800	484,920
IndyMac Bancorp, Inc.	500	20,580
Integrated Device Technology, Inc. (a)	4,200	67,452
Intel Corp.	43,400	892,738
International Business Machines Corp.	15,200	1,245,488
International Game Technology	4,600	190,900
International Paper Co.	7,865	272,365
International Rectifier Corp. (a)	1,300	45,292
Intersil Corp., Class A	2,400	58,920
Intuit, Inc. (a)	3,700	118,733
Intuitive Surgical, Inc. (a)	300	31,635
Investors Financial Services Corp.	800	34,464
Invitrogen Corp. (a)	600	38,046
ITT Industries, Inc.	500	25,635
J.B. Hunt Transport Services, Inc.	2,200	45,694
J.C. Penney Co., Inc.	400	27,356
J.P. Morgan Chase & Co.	39,581	1,858,724
Jabil Circuit, Inc.	100	2,857
Jacobs Engineering Group, Inc. (a)	700	52,311
JDS Uniphase Corp. (a)	14,800	32,412
Jefferies Group, Inc.	1,600	45,600
Johnson & Johnson	24,500	1,591,030
Joy Global, Inc.	1,500	56,415
Juniper Networks, Inc. (a)	5,000	86,400
KeyCorp	4,000	149,760
KeySpan Corp.	800	32,912
Kimberly-Clark Corp.	7,200	470,592
Kimco Realty Corp.	1,200	51,444
Kinder Morgan, Inc.	1,900	199,215
KLA-Tencor Corp.	3,100	137,857
Kohl’s Corp. (a)	2,000	129,840
Kraft Foods, Inc., Class A	6,200	221,092
Kroger Co.	3,700	85,618
L-3 Communications Holdings, Inc.	400	31,332
Laboratory Corp. of America Holdings (a)	1,800	118,026
Lam Research Corp. (a)	2,000	90,660
Laureate Education, Inc. (a)	600	28,716
Legg Mason, Inc.	1,250	126,075
Lehman Brothers Holdings, Inc.	4,278	315,973
Leucadia National Corp.	1,900	49,723
Lexmark International, Inc., Class A (a)	1,700	98,022
Liberty Global, Inc. (a)	2,024	50,721
Liberty Global, Inc., Class A (a)	2,024	52,098

Liberty Media Corp., Class A (a)	1,599	133,628
Liberty Media Corp., Class A (a)	7,999	163,020
Liberty Property Trust	700	33,453
Limited Brands, Inc.	5,400	143,046
Lincare Holdings, Inc. (a)	1,200	41,568
Lincoln National Corp.	2,215	137,507
Linear Technology Corp.	3,900	121,368
Liz Claiborne, Inc.	2,700	106,677
Lockheed Martin Corp.	4,500	387,270
Lowe’s Cos., Inc.	6,700	188,002
Lubrizol Corp.	1,000	45,730
Lucent Technologies, Inc. (a)	51,700	120,978
Lyondell Chemical Co.	3,000	76,110
M & T Bank Corp.	169	20,273
Macerich Co.	500	38,180
Mack-Cali Realty Corp.	700	36,260
Manpower, Inc.	1,200	73,524
Marathon Oil Corp.	3,400	261,460
Marriott International, Inc., Class A	400	15,456
Marsh & McLennan Co., Inc.	1,400	39,410
Marshall & Ilsley Corp.	200	9,636
Martin Marietta Materials, Inc.	700	59,234
Masco Corp.	6,300	172,746
Maxim Integrated Products, Inc.	3,600	101,052
MBIA, Inc.	2,100	129,024
McAfee, Inc. (a)	1,600	39,136
McDonald’s Corp.	10,300	402,936
McKesson Corp.	2,883	151,992
MDU Resources Group, Inc.	2,100	46,914
MeadWestvaco Corp.	5,700	151,107
Medco Health Solutions, Inc. (a)	2,373	142,641
Medtronic, Inc.	11,300	524,772
Mellon Financial Corp.	12,300	480,930
MEMC Electronic Materials, Inc. (a)	1,800	65,934
Mercantile Bankshares Corp.	2,400	87,048
Merck & Co., Inc.	18,000	754,200
Merrill Lynch & Co., Inc.	10,400	813,488
Metlife, Inc.	1,500	85,020
Michaels Stores, Inc.	1,400	60,956
Microchip Technology, Inc.	5,200	168,584
Micron Technology, Inc. (a)	7,000	121,800
Microsoft Corp.	112,700	3,080,091
Millennium Pharmaceuticals, Inc. (a)	8,149	81,083
Mohawk Industries, Inc. (a)	700	52,115
MoneyGram International, Inc.	900	26,154
Monsanto Co.	9,024	424,218
Moody’s Corp.	1,900	124,222
Motorola, Inc.	27,500	687,500
MSC Industrial Direct, Co., Inc., Class A	900	36,666
National City Corp.	4,613	168,836
National Fuel Gas Co.	200	7,270
National Semiconductor Corp.	3,500	82,355
National-Oilwell Varco, Inc. (a)	367	21,488
Network Appliance, Inc. (a)	5,100	188,751
New Plan Excel Realty Trust	1,000	27,050
New York Community Bancorp, Inc.	2,293	37,559
Newfield Exploration Co. (a)	1,200	46,248
Newmont Mining Corp.	6,800	290,700
News Corp., Class A	7,545	148,259
News Corp., Class B	5,048	104,191
NII Holdings, Inc. (a)	1,200	74,592
Nike, Inc., Class B	200	17,524
NiSource, Inc.	2,049	44,545
Noble Energy, Inc.	1,700	77,503
Norfolk Southern Corp.	3,600	158,580
North Fork Bancorp, Inc.	1,209	34,626
Northeast Utilities	1,500	34,905
Northern Trust Corp.	200	11,686
Northrop Grumman Corp.	4,200	285,894
Novellus Systems, Inc. (a)	2,300	63,618
NSTAR	400	13,344
Nucor Corp.	5,100	252,399
NVIDIA Corp. (a)	5,400	159,786
Occidental Petroleum Corp.	7,800	375,258
Office Depot, Inc. (a)	400	15,880
OGE Energy Corp.	1,400	50,554
Old Republic International Corp.	2,962	65,608
Omnicare, Inc.	1,300	56,017
Omnicom Group, Inc.	3,700	346,320
ONEOK, Inc.	1,300	49,127
Oracle Corp. (a)	50,814	901,440
O’Reilly Automotive, Inc. (a)	1,200	39,852
OSI Restaurant Partners, Inc.	1,300	41,223
PACCAR, Inc.	3,075	175,336
Parker Hannifin Corp.	2,700	209,871
Patterson - UTI Energy, Inc.	1,800	42,768
Paychex, Inc.	4,400	162,140
PDL BioPharma, Inc. (a)	1,100	21,120
Peabody Energy Corp.	6,200	228,036
Pentair, Inc.	1,300	34,047
Pepco Holdings, Inc.	2,000	48,340
PepsiCo, Inc.	17,100	1,115,946

PETsMART, Inc.	1,800	49,950
Pfizer, Inc.	52,460	1,487,766
PG&E Corp.	2,000	83,300
Pharmaceutical Product Development, Inc.	1,000	35,690
Phelps Dodge Corp.	2,800	237,160
Pioneer Natural Resources Co.	1,300	50,856
Pitney Bowes, Inc.	2,700	119,799
Plains Exploration & Production Co. (a)	700	30,037
Plum Creek Timber Co., Inc.	1,300	44,252
PMI Group, Inc.	1,300	56,953
PNC Financial Services Group, Inc.	2,700	195,588
Pogo Producing Co.	600	24,570
Polo Ralph Lauren Corp.	900	58,221
PPG Industries, Inc.	1,700	114,036
PPL Corp.	1,900	62,510
Praxair, Inc.	5,800	343,128
Precision Castparts Corp.	1,500	94,740
Pride International, Inc. (a)	1,400	38,388
Procter & Gamble Co.	42,977	2,663,714
Progress Energy, Inc.	1,300	58,994
Progressive Corp.	1,800	44,172
ProLogis	1,100	62,766
Protective Life Corp.	1,100	50,325
Prudential Financial, Inc.	5,530	421,662
Public Service Enterprise Group, Inc.	1,200	73,428
Public Storage, Inc.	400	34,396
Pulte Homes, Inc.	200	6,372
QLogic Corp. (a)	2,500	47,250
QUALCOMM, Inc.	18,800	683,380
Quest Diagnostics, Inc.	2,300	140,668
Questar Corp.	800	65,416
Quicksilver Resources, Inc. (a)	400	12,760
Qwest Communications International, Inc. (a)	11,600	101,152
Radian Group, Inc.	1,300	78,000
Raymond James Financial, Inc.	1,700	49,708
Rayonier, Inc. REIT	900	34,020
Raytheon Co.	5,400	259,254
Realogy Corp. (a)	4,750	107,730
Regency Centers Corp.	1,000	68,760
Regions Financial Corp.	4,600	169,234
Republic Services, Inc.	1,400	56,294
Rockwell Automation, Inc.	2,700	156,870
Rockwell Collins, Inc.	1,800	98,712
Rohm & Haas Co.	2,000	94,700
Ross Stores, Inc.	1,500	38,115
Ryland Group, Inc.	500	21,605
Safeway, Inc.	2,900	88,015
Saint Paul Travelers Cos., Inc.	1,469	68,881
Saks, Inc.	1,600	27,648
SanDisk Corp. (a)	3,700	198,098
Sanmina-SCI Corp. (a)	7,300	27,302
Sara Lee Corp.	16,000	257,120
SCANA Corp.	1,078	43,411
Sears Holdings Corp. (a)	200	31,618
SEI Investments Co.	900	50,571
Sempra Energy	1,100	55,275
Sepracor, Inc. (a)	1,000	48,440
Sierra Pacific Resources (a)	2,700	38,718
Simon Property Group, Inc.	1,200	108,744
SLM Corp.	2,000	103,960
Smith International, Inc.	1,900	73,720
Smithfield Foods, Inc. (a)	1,200	32,424
Solectron Corp. (a)	9,900	32,274
Sonoco Products Co.	2,200	74,008
Southern Co.	3,700	127,502
Southwest Airlines Co.	2,900	48,314
Southwestern Energy Co. (a)	1,600	47,792
Sovereign Bancorp, Inc.	1,270	27,318
Sprint Nextel Corp.	21,100	361,865
SPX Corp.	2,400	128,256
St. Jude Medical, Inc. (a)	3,400	119,986
Stancorp Financial Group, Inc.	700	31,241
Staples, Inc.	8,875	215,929
Starbucks Corp. (a)	5,700	194,085
Starwood Hotels & Resorts Worldwide, Inc.	7,900	451,801
State Street Corp.	8,700	542,880
Stericycle, Inc. (a)	300	20,937
Stryker Corp.	2,400	119,016
Sun Microsystems, Inc. (a)	32,900	163,513
Sunoco, Inc.	400	24,876
SunTrust Banks, Inc.	3,300	255,024
SUPERVALU, Inc.	455	13,491
Synopsys, Inc. (a)	3,000	59,160
Synthes, Inc.	500	55,580
Sysco Corp.	700	23,415
T. Rowe Price Group, Inc.	400	19,140
Target Corp.	5,200	287,300
TCF Financial Corp.	1,700	44,693
Td Banknorth, Inc.	245	7,076
Teleflex, Inc.	800	44,512
Telephone & Data Systems, Inc.	800	33,680
Tellabs, Inc. (a)	302	3,310

Tenet Healthcare Corp. (a)	6,650	54,131
Teradyne, Inc. (a)	3,400	44,744
Texas Instruments, Inc.	18,600	618,450
Textron, Inc.	1,200	105,000
Thomas & Betts Corp. (a)	1,000	47,710
Tidewater, Inc.	700	30,933
Time Warner, Inc.	34,900	636,227
Timken Co.	1,200	35,736
TJX Cos., Inc.	5,100	142,953
Toll Brothers, Inc. (a)	1,100	30,888
Triad Hospitals, Inc. (a)	1,000	44,030
TXU Corp.	2,800	175,056
Tyson Foods, Inc., Class A	738	11,719
U.S. Bancorp	18,750	622,875
Union Pacific Corp.	2,400	211,200
United Dominion Realty Trust, Inc.	1,800	54,360
United Parcel Service, Inc., Class B	8,800	633,072
United Technologies Corp.	12,000	760,200
UnitedHealth Group, Inc.	10,454	514,337
Universal Health Services, Inc., Class B	500	29,965
UnumProvident Corp.	2,100	40,719
Urban Outfitters, Inc. (a)	1,500	26,535
Valero Energy Corp.	7,244	372,849
Valspar Corp.	2,200	58,520
Varian Medical Systems, Inc. (a)	1,400	74,746
VeriSign, Inc. (a)	1,800	36,360
Verizon Communications, Inc.	21,200	787,156
Vertex Pharmaceuticals, Inc. (a)	1,000	33,650
Viacom, Inc., Class B (a)	12,311	457,723
Vishay Intertechnology, Inc. (a)	4,800	67,392
Vornado Realty Trust	700	76,300
Vulcan Materials Co.	1,850	144,762
W.R. Berkley Corp.	1,650	58,393
Wachovia Corp.	15,894	886,885
Walgreen Co.	8,800	390,632
Wal-Mart Stores, Inc.	13,200	651,024
Walt Disney Co.	28,600	884,026
Washington Mutual, Inc.	900	39,123
Washington Post Co., Class B	100	73,700
Waste Management, Inc.	18,700	685,916
Waters Corp. (a)	400	18,112
Webster Financial Corp.	700	32,977
Weingarten Realty Investors	1,100	47,322
WellPoint, Inc. (a)	5,000	385,250
Wells Fargo & Co.	32,400	1,172,232
Western Digital Corp. (a)	2,300	41,630
Weyerhaeuser Co.	4,150	255,349
Williams Cos., Inc.	1,100	26,257
Williams-Sonoma, Inc.	1,400	45,346
Wilmington Trust Corp.	1,200	53,460
Windstream Corp.	3,011	39,715
Wisconsin Energy Corp.	1,300	56,082
Wm. Wrigley Jr. Co.	250	11,515
Wyeth	13,800	701,592
Wyndham Worldwide Corp. (a)	3,800	106,286
Xcel Energy, Inc.	2,100	43,365
Xerox Corp. (a)	10,200	158,712
Xilinx, Inc.	4,200	92,190
XTO Energy, Inc.	2,566	108,106
Yahoo!, Inc. (a)	14,000	353,920
Yum! Brands, Inc.	2,900	150,945
Zebra Technologies Corp., Class A (a)	600	21,444
Zimmer Holdings, Inc. (a)	2,560	172,800
		117,385,999

Total Common Stocks 93.1%		301,037,873

Preferred Stocks 2.3%
Brazil 2.0%
Ambev Cia De Bebid (a)	879,244	398,315
Aracruz Celulos, SA (a)	23,492	116,147
Banco Bradesco, SA	18,000	595,971
Banco Itau Holding Financeira (a)	22,320	668,276
Braxil Telecom Participacoes, SA (a)	12,412,545	74,100
Companhia Energetica de Minas Gerais	5,198,500	203,942
Companhia Vale do Rio Doce (a)	65,998	1,223,860
Contax Participacoes, SA	6,605	5,681
Electrobras, SA	5,897,069	122,048
Embratel Participacoes SA	2,947,812	9,341
Gerdau SA	18,375	247,107
Klabin, SA	31,500	66,932
Petroleo Brasileiro, SA (a)	114,100	2,130,028
Sadia, SA (a)	25,500	69,312
Tele Norte Leste Participacoes	14,605	199,498
Vivo Participacoes, SA (a)	22,269	68,518
Usiminas, SA (a)	5,400	161,431
Votorantim Celulose e Papel, SA (a)	4,971	84,591
		6,445,098

Germany 0.2%
Henkel KGaA	1,300	180,771
Porsche, AG	160	165,727

RWE, AG	750	62,883
Volkswagen, AG	1,962	116,061
		525,442

Republic of Korea (South Korea) 0.0%
Samsung Electronics Co., Ltd.	321	168,599

Russia 0.1%
Surgutneftegaz - ADR	2,100	182,700

United Kingdom 0.0%
EMAP Plc	1,916	3,946

Total Preferred Stocks		7,325,785

Investment Company 0.0%
Bell Aliant Regional Communications Income Fund	457	14,282
CI Financial Income Fund	6,300	167,793
		182,075

Total Investment Company		182,075

Total Long-Term Investments 95.4% (Cost $231,329,003)		308,545,733

Repurchase Agreement 3.5%
State Street Bank & Trust Co. ($11,406,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $11,410,895)		11,406,000
(Cost $11,406,000)

Total Investments 98.9% (Cost $242,735,003)		319,951,733

Foreign Currency 0.3% (Cost $913,189)		907,725

Other Assets in Excess of Liabilities 0.8%		2,565,456

Net Assets 100.0%		$323,424,914

Percentages are calculated as a percentage of net assets.

(a)		Non-income producing security as this stock currently does not declare dividends.

ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen
GDR	-	Global Depositary Receipt

Forward Foreign Currency Contracts Outstanding as of September 30, 2006:

		In		Unrealized
		Exchange	Current	Appreciation/
		For	Value	Depreciation
Long Contracts:
	Australian Dollar,
	1,172,027 expiring 11/16/06	US$	$872,612	(15,374)
	Australian Dollar,
	716,685 expiring 11/16/06	US$	533,595	(9,544)
	Swiss Franc,
	2,220,120 expiring 11/16/06	US$	1,784,061	(23,060)
	Swiss Franc,
	3,111,273 expiring 11/16/06	US$	2,500,181	(29,351)
	Euro,
	667,867 expiring 11/16/06	US$	849,187	(5,730)
	Euro,
	3,445,213 expiring 11/16/06	US$	4,380,556	(26,939)
	Euro,
	5,294,224 expiring 12/14/06	US$	6,741,242	(15,512)
	Euro,
	2,526,510 expiring 12/14/06	US$	3,217,056	(5,508)
	Euro,
	5,818,362 expiring 12/14/06	US$	7,408,637	(14,691)
	Pound Sterling,
	4,760,197 expiring 11/16/06	US$	8,917,923	(91,178)
	Japanese Yen,
	942,511,179 expiring 11/16/06	US$	8,033,933	(144,748)
	Japanese Yen,
	32,385,180 expiring 12/14/06	US$	277,073	(826)
	Japanese Yen,
	355,500,000 expiring 12/14/06	US$	3,041,493	(10,632)
				$(393,093)
Short Contracts:
	Swiss Franc,
	1,014,349 expiring 11/16/06	US$	815,118	(118)
	Euro,
	2,554,228 expiring 11/16/06	US$	3,247,678	2,322
	Euro,
	4,049,187 expiring 12/14/06	US$	5,155,910	9,151
	Euro,

218,454 expiring 12/14/06	US$	278,162	502
Euro,
1,125,227 expiring 12/14/06	US$	1,432,774	2,453
Euro,
93,521 expiring 12/14/06	US$	119,082	163
Pound Sterling,
514,690 expiring 11/16/06	US$	964,239	8,824
Pound Sterling,
426,023 expiring 11/16/06	US$	798,126	6,874
Hong Kong Dollar,
66,524,395 expiring 11/16/06	US$	8,551,497	28,200
Japanese Yen,
778,338,311 expiring 11/16/06	US$	6,634,529	124,344
Japanese Yen,
196,632,480 expiring 11/16/06	US$	1,676,089	30,243
Japanese Yen,
2,032,173,510 expiring 11/16/06	US$	17,322,178	317,758
			530,716
			137,623

Futures Contracts Outstanding as of September 30, 2006:

			Unrealized
			Appreciation/
		Contracts	Depreciation
Long Contracts:
	Dax Index - December 2006 (Current Notional Value of $191,443 per contract)	19	$52,264
	Hang Seng Index - October 2006 (Current Notional Value of $112,669 per contract)	23	(7,085)
	MSCI Taiwan Stock Index - October 2006 (Current Notional Value of $28,690 per contract)	103	(48,647)
	Nikkei 225 Index - December 2006 (Current Notional Value of $136,366 per contract)	25	2,428
	S&P 500 Index - December 2006 (Current Notional Value of $336,350 per contract)	8	40,360
	Topix Index - December 2006 (Current Notional Value of $136,789 per contract)	3	(7,928)
		181	31,392
Short Contracts:
	DJ Euro Stock Index - December 2006 (Current Notional Value of $49,569 per contract)	36	(39,379)
		217	$(7,987)

Summary of Long-Term Investments by Industry Classification

Industry	Value	Percent of Net Assets

Diversified Banks	$33,568,962	10.4%
Integrated Oil & Gas	20,762,535	6.4
Pharmaceuticals	15,253,181	4.7
Industrial Conglomerates	9,180,418	2.8
Other Diversified Financial Services	9,135,075	2.8
Integrated Telecommunication Services	8,690,358	2.7
Automobile Manufacturers	7,196,814	2.2
Communications Equipment	6,349,007	2.0
Oil & Gas Exploration & Production	6,331,702	2.0
Electric Utilities	6,151,879	1.9
Wireless Telecommunication Services	5,893,857	1.8
Diversified Metals & Mining	5,778,222	1.8
Real Estate Management & Development	5,271,354	1.6
Semiconductors	5,162,476	1.6
Industrial Machinery	4,689,077	1.5
Investment Banking & Brokerage	4,596,439	1.4
Steel	4,582,581	1.4
Computer Hardware	4,534,342	1.4
Household Products	4,465,299	1.4
Multi-line Insurance	4,461,217	1.4
Packaged Foods & Meats	4,417,635	1.4
Aerospace & Defense	4,365,661	1.4
Systems Software	4,295,084	1.3
Diversified Chemicals	3,603,693	1.1
Regional Banks	3,457,975	1.1
Life & Health Insurance	3,270,774	1.0
Diversified Capital Markets	3,192,943	1.0
Electronic Equipment Manufacturers	2,981,940	0.9
Multi-Utilities	2,962,705	0.9
Railroads	2,816,316	0.9
Health Care Equipment	2,618,691	0.8
Tobacco	2,596,206	0.8
Movies & Entertainment	2,455,132	0.8
Asset Management & Custody Banks	2,359,721	0.7
Construction & Farm Machinery & Heavy Trucks	2,357,099	0.7
Soft Drinks	2,342,948	0.7
Hypermarkets & Super Centers	2,320,356	0.7
Property & Casualty Insurance	2,304,034	0.7
Biotechnology	2,292,709	0.7
Oil & Gas Refining & Marketing	2,290,305	0.7
Broadcasting & Cable TV	2,178,353	0.7
Application Software	2,153,096	0.7
Oil & Gas Equipment & Services	2,119,618	0.7
Consumer Electronics	2,100,380	0.7
Internet Software & Services	1,999,954	0.6
Food Retail	1,923,070	0.6
Air Freight & Logistics	1,899,815	0.6
Construction Materials	1,874,183	0.6
Trading Companies & Distributors	1,812,900	0.6
Publishing	1,809,340	0.6

Office Electronics	1,766,157	0.5
Hotels, Resorts & Cruise Lines	1,732,618	0.5
Specialty Chemicals	1,679,885	0.5
Brewers	1,652,247	0.5
Data Processing & Outsourced Services	1,594,399	0.5
Semiconductor Equipment	1,462,331	0.5
IT Consulting & Other Services	1,412,935	0.4
Electrical Components & Equipment	1,378,574	0.4
Restaurants	1,357,757	0.4
Managed Health Care	1,350,000	0.4
Apparel Retail	1,347,283	0.4
Paper Products	1,327,148	0.4
Homebuilding	1,257,216	0.4
Department Stores	1,212,478	0.4
Apparel, Accessories & Luxury Goods	1,207,352	0.4
Construction & Engineering	1,175,256	0.4
Building Products	1,171,304	0.4
Auto Parts & Equipment	1,112,179	0.3
Computer Storage & Peripherals	1,083,841	0.3
Health Care Services	1,073,525	0.3
Gold	1,038,584	0.3
Commodity Chemicals	1,036,291	0.3
Oil & Gas Drilling	952,709	0.3
Fertilizers & Agricultural Chemicals	937,016	0.3
Environmental & Facilities Services	902,942	0.3
Industrial Gases	901,429	0.3
Gas Utilities	900,860	0.3
Specialized Finance	843,094	0.3
Home Entertainment Software	803,107	0.3
Retail REIT’s	787,192	0.2
Reinsurance	770,502	0.2
Heavy Electrical Equipment	739,820	0.2
Aluminum	739,503	0.2
Tires & Rubber	723,178	0.2
Thrifts & Mortgage Finance	699,836	0.2
Drug Retail	698,217	0.2
Health Care Distributors	674,049	0.2
Casinos & Gaming	623,299	0.2
Airlines	621,758	0.2
Distillers & Vintners	592,452	0.2
Oil & Gas Storage & Transportation	580,445	0.2
Consumer Finance	577,247	0.2
Home Improvement Retail	539,598	0.2
Personal Products	526,861	0.2
Advertising	504,237	0.2

Diversified Commercial & Professional Services	480,831	0.2
Photographic Products	466,163	0.1
Office REIT’s	463,020	0.1
Specialty Stores	462,457	0.1
General Merchandise Stores	416,985	0.1
Independent Power Producers & Energy Traders	407,136	0.1
Marine	402,502	0.1
Electronic Manufacturing Services	393,505	0.1
Multi-Sector Holdings	391,007	0.1
Agricultural Products	383,465	0.1
Precious Metals & Minerals	379,903	0.1
Trucking	371,289	0.1
Computer & Electronics Retail	352,122	0.1
Water Utilities	336,982	0.1
Coal & Consumable Fuels	302,030	0.1
Forest Products	289,369	0.1
Diversified REIT’s	272,732	0.1
Specialized REIT’s	271,140	0.1
Catalog Retail	254,322	0.1
Household Appliances	251,624	0.1
Highways & Railtracks	244,797	0.1
Health Care Facilities	238,320	0.1
Paper Packaging	234,124	0.1
Residential REIT’s	228,158	0.1
Commercial Printing	209,049	0.1
Office Services & Supplies	198,610	0.1
Homefurnishing Retail	195,867	0.1
Specialized Consumer Services	188,084	0.1
Technology Distributors	179,348	0.1
Distributors	171,026	0.1
Industrial REIT’s	156,941	0.1
Metal & Glass Containers	156,884	0.1
Footwear	139,075	0.0	*
Automotive Retail	135,602	0.0	*
Human Resource & Employment Services	118,287	0.0	*
Health Care Supplies	117,548	0.0	*
Insurance Brokers	117,448	0.0	*
Leisure Products	114,148	0.0	*
Housewares & Specialties	113,263	0.0	*
Internet Retail	99,572	0.0	*
Education Services	94,507	0.0	*
Motorcycle Manufacturers	91,164	0.0	*
Home Furnishings	77,906	0.0	*
Leisure Facilities	67,521	0.0	*
Airport Services	54,313	0.0	*
Food & Drug	52,047	0.0	*
Marine Ports & Services	31,932	0.0	*
Diversified Manufacturing	30,190	0.0	*
Food Distributors	23,415	0.0	*
Textiles	21,861	0.0	*
	308,545,733	95.4%

*  Amount is less than 0.1%.

Van Kampen Global Franchise Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.7%
Canada 1.9%
Torstar Corp., Class B	2,449,226	$43,933,779

Finland 4.2%
Kone Oyj, Class B	2,012,809	97,627,153

France 7.8%
Groupe Danone	507,541	71,245,161
Pernod-Ricard, SA	281,136	58,500,781
Sanofi-Aventis, SA	571,986	50,916,569
		180,662,511

Netherlands 8.5%
Reed Elsevier NV	3,475,441	57,952,515
Royal Numico, NV	1,011,404	45,529,160
Wolters Kluwer, NV- CVA	3,608,408	94,121,003
		197,602,678

Spain 3.0%
Altadis, SA	1,437,823	68,261,823

Sweden 3.6%
Swedish Match AB	5,164,686	84,044,241

Switzerland 6.2%
Nestle, SA (Registered)	231,233	80,625,045
Novartis AG	1,093,831	63,856,742
		144,481,787

United Kingdom 35.9%
British American Tobacco Plc	6,602,414	178,507,771
Cadbury Schweppes Plc	13,922,953	148,200,274
Capital Radio Plc	3,821,114	14,648,767
Diageo Plc	3,808,814	67,285,092
GlaxoSmithKline Plc	2,205,614	58,724,089
Imperial Tobacco Group Plc	2,323,659	77,442,538
Reckitt Benckiser Plc	3,077,307	127,566,201
SMG Plc	13,249,961	16,931,851
Unilever Plc	2,775,410	68,438,440
WPP Group Plc	6,292,303	77,992,851
		835,737,874

United States 27.6%
Altria Group, Inc.	1,207,828	92,459,233
Brown-Forman Corp., Class B	586,744	44,973,928
Fortune Brands, Inc.	519,414	39,013,185
Harley-Davidson, Inc.	985,072	61,813,268
Kellogg Co.	1,379,158	68,295,904
Kimberly-Clark Corp.	976,596	63,830,315
Merck & Co., Inc.	1,105,535	46,321,916
New York Times Co., Class A	2,084,597	47,904,039
Pfizer, Inc.	3,996,333	113,336,004
Scotts Miracle-Gro Co., Class A	1,443,942	64,240,980
		642,188,772

Total Long-Term Investments 98.7% (Cost $1,696,787,292)		2,294,540,618

Repurchase Agreement 1.3%
State Street Bank & Trust Co. ($31,040,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $31,053,021) (Cost $31,040,000)		31,040,000

Total Investments 100.0% (Cost $1,727,827,292)		2,325,580,618

Foreign Currency 0.1% (Cost $1,576,189)		1,563,514

Liabilities in Excess of Other Assets (0.1%)		(1,024,571)

Net Assets 100.0%		$2,326,119,561

Percentages are calculated as a percentage of net assets.

CVA - Certification Van Aandelen

Forward foreign currency contracts outstanding at September 30, 2006:

	In		Unrealized
	Exchange	Current	Appreciation/
	for	Value	Depreciation
Short Contracts:
British Pound, 179,515,000 expiring 10/24/06	US $	$336,229,007	$(3,839,033)

Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Tobacco	$500,715,606	21.5%
Packaged Foods & Meats	482,333,984	20.7%
Pharmaceuticals	333,155,320	14.3%
Publishing	243,911,337	10.5%
Household Products	191,396,515	8.2%
Distillers & Vintners	170,759,800	7.3%
Industrial Machinery	97,627,153	4.2%
Advertising	77,992,851	3.4%
Fertilizers & Agricultural Chemicals	64,240,980	2.8%
Motorcycle Manufacturers	61,813,268	2.7%
Housewares & Specialties	39,013,186	1.7%
Broadcasting & Cable TV	31,580,618	1.4%

	$2,294,540,618	98.7%

Van Kampen Global Value Equity Fund

Portfolio of Investments September 30, 2006 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.8%
Australia 1.0%
Boral, Ltd.	347,650	$1,873,318
Foster’s Group, Ltd.	466,949	2,241,229
		4,114,547

Bermuda 4.1%
Ingersoll-Rand Co. Ltd., Class A	139,042	5,280,815
Tyco International, Ltd.	371,501	10,398,313
Yue Yuen Industrial Holding, Ltd.	248,500	765,533
		16,444,661

Cayman Islands 1.5%
XL Capital, Ltd., Class A	88,066	6,050,134

France 7.4%
BNP Paribas, SA	99,553	10,711,316
France Telecom, SA	89,426	2,052,480
Lafarge, SA	42,883	5,535,662
Sanofi-Aventis	61,262	5,453,369
Total, SA	95,409	6,260,894
		30,013,721

Germany 1.6%
BASF, AG	25,905	2,074,405
BMW, AG	80,761	4,325,758
		6,400,163

Ireland 3.0%
Bank of Ireland	357,032	6,981,169
Kerry Group Plc, Ser A	209,221	4,961,163
		11,942,332

Italy 1.8%
ENI S.p.A.	244,907	7,257,659

Japan 7.7%
Astellas Pharma, Inc.	97,500	3,920,635
Canon, Inc.	116,800	6,090,904
Kao Corp.	159,000	4,240,000
Mitsui Sumitomo Insurance Co., Ltd.	185,000	2,313,185
Nissan Motor Co., Ltd.	314,200	3,519,040

Sumitomo Electric Industries, Ltd.	330,900	4,479,230
Takeda Pharmaceutical Co., Ltd.	106,300	6,632,220
		31,195,214

Netherlands 3.2%
Chicago Bridge & Iron Co., N.V.	72,151	1,735,953
Koninklijke Royal Philips Electronics, NV	54,127	1,899,152
Unilever, NV - CVA	237,943	5,853,441
Wolters Kluwer, NV- CVA	129,216	3,370,445
		12,858,991

New Zealand 0.5%
Telecom Corp.	783,444	2,224,730

Republic of Korea (South Korea) 0.8%
SK Telecome Co., Ltd.- ADR	135,874	3,210,703

Singapore 0.8%
ComfortDelgro Corp., Ltd.	2,993,000	3,184,744

Spain 2.0%
Banco Bilbao Vizcaya Argentaria, SA	199,958	4,627,413
Telefonica, SA	209,947	3,639,274
		8,266,687

Switzerland 3.0%
Novartis, AG	32,340	1,887,976
Syngenta, AG (Registered)	32,545	4,908,623
UBS, AG (Registered)	88,054	5,267,255
		12,063,854

Taiwan-Republic of China 0.6%
Chunghwa Telecom Co., Ltd. - ADR	143,579	2,485,352

United Kingdom 21.2%
Amvescap Plc	167,100	1,814,645
Barclays Plc	455,443	5,747,528
Cadbury Schweppes Plc	834,169	8,879,156
Diageo Plc	223,079	3,940,831
GlaxoSmithKline Plc	376,574	10,026,217
Imperial Tobacco Group Plc	218,241	7,273,501
Old Mutual Plc	1,599,740	5,017,084
Reed Elsevier Plc	635,240	7,047,148
Rolls-Royce Group Plc	764,390	6,483,364
Royal Bank of Scotland Group Plc	194,503	6,697,230
Royal Dutch Shell Plc, Class A - ADR	128,692	8,506,541
Vodafone Group Plc	2,929,749	6,706,045
William Morrison Supermarkets Plc	1,115,636	5,081,156
WPP Group Plc	183,372	2,272,889
		85,493,335

United States 36.6%
Alcoa, Inc.	96,320	2,700,813
Altria Group, Inc.	134,595	10,303,247
American Electric Power Co., Inc.	54,197	1,971,145
American International Group, Inc.	31,251	2,070,691
AT&T, Inc.	72,266	2,352,981
BJ’s Wholesale Club, Inc. (a)	108,680	3,171,282
Boeing Co.	78,185	6,164,887
Bristol-Myers Squibb Co.	178,165	4,439,872
CBS Corp., Class B	49,768	1,401,965
ChevronTexaco Corp.	103,185	6,692,579
Citigroup, Inc.	208,875	10,374,821
Dominion Resources, Inc.	53,812	4,116,080
EMC Corp. (a)	450,297	5,394,558
First Data Corp.	86,669	3,640,098
Freddie Mac	113,138	7,504,444
Hewlett-Packard Co.	109,133	4,004,090
International Business Machines Corp.	98,174	8,044,378
Marsh & McLennan Co., Inc.	219,627	6,182,500
McAfee, Inc. (a)	125,176	3,061,805
Mellon Financial Corp.	148,801	5,818,119
Merrill Lynch & Co., Inc.	72,017	5,633,170
New York Times Co., Class A	52,918	1,216,056
Northrop Grumman Corp.	29,626	2,016,642
Pfizer, Inc.	244,665	6,938,699
Saint Paul Travelers, Inc.	138,701	6,503,690
Schering-Plough Corp.	395,964	8,746,845
UnitedHealth Group, Inc.	60,452	2,974,238
Verizon Communications, Inc.	105,388	3,913,056
Viacom, Inc., Class B (a)	48,248	1,793,861
Wyeth, Inc.	168,093	8,545,848
		147,692,460

Total Long-Term Investments 96.8% (Cost $318,817,549)		390,899,287

Repurchase Agreement 3.7%

State Street Bank & Trust Co. ($14,707,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.15%, dated 09/29/06, to be sold on 10/02/06 at $14,713,312) (Cost $14,707,000)		14,707,000

Total Investments 100.5% (Cost $333,524,549)		405,606,287

Foreign Currency 0.1% (Cost $264,109)		261,419

Liabilities in Excess of Other Assets (0.6%)	(2,196,915)

Net Assets 100.0%	$403,670,791

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen

Summary of Long-Term Investments by Industry Classifications

		Percent of
Industry	Market Value	Net Assets

Pharmaceuticals	$56,591,682	14.0%
Diversified Banks	34,764,656	8.6
Integrated Oil & Gas	28,717,672	7.1
Packaged Foods & Meats	19,693,761	4.9
Tobacco	17,576,749	4.3
Integrated Telecommunication Services	16,667,874	4.1
Property & Casualty Insurance	14,867,009	3.7
Aerospace & Defense	14,664,893	3.6
Computer Hardware	12,048,467	3.0
Publishing	11,633,648	2.9
Industrial Conglomerates	10,398,313	2.6
Other Diversified Financial Services	10,374,821	2.6
Automobile Manufacturers	7,844,798	1.9
Asset Management & Custody Banks	7,632,764	1.9
Thrifts & Mortgage Finance	7,504,444	1.9
Construction Materials	7,408,980	1.8
Telecommunications	6,706,045	1.7
Insurance Brokers	6,182,500	1.5
Office Electronics	6,090,904	1.5
Investment Banking & Brokerage	5,633,170	1.4
Computer Storage & Peripherals	5,394,558	1.3
Industrial Machinery	5,280,815	1.3
Diversified Capital Markets	5,267,255	1.3
Food Retail	5,081,156	1.3
Life & Health Insurance	5,017,084	1.2
Fertilizers & Agricultural Chemicals	4,908,622	1.2
Electrical Components & Equipment	4,479,230	1.1
Household Products	4,240,000	1.1
Multi-Utilities	4,116,080	1.0
Distillers & Vintners	3,940,831	1.0
Data Processing & Outsourced Services	3,640,098	0.9
Wireless Telecommunication Services	3,210,703	0.8
Trucking	3,184,744	0.8
Hypermarkets & Super Centers	3,171,282	0.8
Systems Software	3,061,805	0.8
Managed Health Care	2,974,238	0.7
Aluminum	2,700,813	0.7
Advertising	2,272,889	0.6
Brewers	2,241,229	0.6
Diversified Chemicals	2,074,405	0.5
Multi-line Insurance	2,070,691	0.5
Electric Utilities	1,971,145	0.5
Consumer Electronics	1,899,152	0.5
Movies & Entertainment	1,793,861	0.4
Construction & Engineering	1,735,953	0.4
Broadcasting & Cable TV	1,401,965	0.4
Footwear	765,533	0.2
	$390,899,287	96.8%

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

By:	/s/ James W. Garrett
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006